File No. 2-15530
                                                             File No. 811-901

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 77                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 78
                 (Check appropriate box or boxes.)

                       DAVID L. BABSON GROWTH FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 33-17762
                                                            File No. 811-5386

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 16                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 17
                 (Check appropriate box or boxes.)

                  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 33-15074
                                                            File No. 811-5218

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 16                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 18
                 (Check appropriate box or boxes.)

                            SHADOW STOCK FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 2-85791
                                                            File No. 811-3823

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 20                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 21
                 (Check appropriate box or boxes.)

                          BABSON ENTERPRISE FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 33-39321
                                                            File No. 811-6252

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 11                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 12
                 (Check appropriate box or boxes.)

                         BABSON ENTERPRISE FUND II, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/  on March 31,  1999  pursuant  to  paragraph  (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 2-93363
                                                            File No. 811-4114

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 18                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 20
                 (Check appropriate box or boxes.)

                             BABSON VALUE FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/  on March 31,  1999  pursuant  to  paragraph  (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 2-65761
                                                            File No. 811-2963

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 26                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 28
                 (Check appropriate box or boxes.)

                      D. L. BABSON MONEY MARKET FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 2-65489
                                                            File No. 811-2948

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 26                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 27
                 (Check appropriate box or boxes.)

                    D. L. BABSON TAX-FREE INCOME FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                             File No. 2-10002
                                                             File No. 811-495

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 100                        /X/
                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 100
                 (Check appropriate box or boxes.)

                      D.L. BABSON BOND TRUST
        (Exact name of Registrant as Specified in Charter)
      BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/ 60 days after filing pursuant to paragraph (a)(1) /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
BABSON FUNDS
PROSPECTUS
October 31, 1999

EQUITIES
	Enterprise Fund
	Enterprise Fund II
	Growth Fund
	Shadow Stock Fund
	Value Fund
	International Fund
FIXED INCOME
	Bond Trust
	Money Market Fund
	Tax-Free Income Fund

BABSON FUNDS

Jones & Babson Distributors
A Member of the Generali Group

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





EQUITY FUNDS
Babson Enterprise Fund, Inc.
Babson Enterprise Fund II, Inc.
Babson Growth Fund, Inc.
Shadow Stock Fund, Inc.
Babson Value Fund, Inc.
Babson-Stewart Ivory
International Fund, Inc.

FIXED
INCOME FUNDS
D.L. Babson Bond Trust
D.L. Babson Money Market Fund, Inc.
D.L. Babson Tax-Free Income Fund, Inc.


PROSPECTUS

October 31, 1999

BABSON FUNDS

INVESTMENT ADVISER:
David L. Babson & Co., Inc.
Cambridge, Massachusetts
managed and distributed by:
Jones & Babson, Inc.
Kansas City, Missouri


TABLE OF CONTENTS
Information About the Funds
Investment Objective and
	Principal Investment Strategies 		2
Principal Risk Factors                                  5
Past Performance                                        7
Fees and Expenses                                       11
Management and Investment Advisor                       12
Financial Highlights                                    13

Information about Investing
How to Purchase Shares                                  20
How to Redeem Shares                                    20
Shareholder Services                                    21
How Share Price is Determined                           21
Dividends, Distributions and their Taxation		21
Additional Policies about Transactions                  23
Conducting Business with the Babson Funds	 	24


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


BABSON FUND                     OBJECTIVE


Babson Enterprise Fund          Long term growth of capital.
Babson Enterprise Fund II
Shadow Stock Fund

Babson Growth Fund              Above average total return over longer
                                periods of time through the growth
                                of both capital and dividend income.

Babson Value Fund               Long term growth of capital and income.

Babson-Stewart Ivory            Favorable total return
  International Fund            (market appreciation and income).

Babson Bond Trust               Maximum current income and reasonable
  Portfolio S - Shorter Term    stability of principal, consistent with
Babson Bond Trust               its quality and maturity standards.
  Portfolio L - Longer Term

Babson Money Market Fund        Maximizing income consistent with safety
  Federal Portfolio             of principal and liquidity.  Seeks to
Babson Money Market Fund        maintain liquidity and a one dollar net
  Prime Portfolio               asset value.

Babson Tax-Free Income Fund     Providing the highest level of regular
  Portfolio MM - Money Market   income exempt from federal income tax
Babson Tax-Free Income Fund     consistent with their quality and maturity
  Portfolio S - Shorter Term    standards.  The Money Market Portfolio
Babson Tax-Free Income Fund     seeks to maintain a one dollar net asset
  Portfolio L - Longer Term     value.



PRINCIPAL INVESTMENT STRATEGIES:

Each Fund and Portfolio intends to pursue their objectives by principally investing as described below:

Babson Enterprise Fund - This Fund will invest at least 80% in common stocks of small, faster-growing companies (referred to as micro-cap) worth between $15 million and $300 million in stock market capitalization at the time of purchase. The Fund will select companies whose stocks are selling at prices it believes are reasonable in relation to the company's fundamental financial characteristics and business prospects. The primary valuation ratios used are:

               price relative to earnings

               price relative to sales

               price relative to assets as measured by book value

               price relative to cash flow

Babson Enterprise Fund II - This Fund will invest substantially the same way as Babson Enterprise Fund with the exception that it will target companies larger relative to net worth of between $250 million and $1 billion in stock market capitalization at the time of purchase. The Fund generally invests in stocks listed on national or regional exchanges or listed over-the-counter (e.g., NASDAQ) with prices quoted daily in the financial press.

Babson Growth Fund - This Fund will remain 80% invested in a diversified list of common stocks representing companies selected for their long-term possibilities of both capital and income growth.
The Investment Adviser defines "above-average total return" as total return that is higher than return generated by traditional investment vehicles other than equity products.

Babson Growth Fund will invest at time of initial purchase in stocks of well-managed companies in growing industries which have demonstrated both a consistent and an above-average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth. Measurements used for selection screening include:

               earning power

               dividend paying ability

               assets of the company

Shadow Stock Fund - This Fund will invest in small company stocks called "Shadow Stocks". These are stocks that combine the characteristics of "small stocks" and "neglected stocks". Small stocks are those stocks that have market capitalization of between $20 million and $213 million and have annual net profits of at least $1 million for the three most recent fiscal years. "Neglected Stocks" are those that have below average institutional holdings and below average coverage by analysts and newsletters. It is estimated that the Shadow Stock Fund will contain about 250 stocks at any one time.

The Fund will screen "small and neglected stocks" and will not buy a stock or will sell part or all of a stock it owns if the Investment Adviser believes:

               the financial condition of the company is in jeopardy

               that liquidity is insufficient

               that total acquisition costs are unreasonably high

               the stock is selling for less than $5 per share (stock will not be sold for this reason alone but additional stock will not be bought below $4 per share)

The Fund will also sell stock based on:

               potential negative earnings

               tenders or potential mergers

               not meeting criteria for "neglected stocks" for three semi-annual evaluations not meeting criteria for "small stocks" by having market capitalization below $10 million or above $426 million

Babson Value Fund - This Fund will invest at least 90% in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.

Babson Value Fund will invest at time of initial purchase in stocks that meet each of the following criteria:


        stocks that the Fund considers to be undervalued based on their earnings, dividends and/or assets, or other widely recognized stock valuation measurements stocks of companies the Fund believes are sound businesses with good future potential stocks of companies with an investment quality rating of "B-" or better by Standard & Poor's, or a financial strength rating of "B" or better by Value Line.

        stocks of any price range that may or may not be paying current dividends

Babson-Stewart Ivory International Fund - This Fund will invest at least 80% in equity securities (common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United States. These securities will primarily be listed on foreign stock exchanges and will have attractive characteristics in terms of:

               growth

               financial resources

               quality

               acceptance of products or services

               ability to generate profits and in many cases - dividends

Babson-Steward Ivory International Fund from time to time will also purchase:

               investment grade fixed income securities of foreign governments or corporations

               American Depository Receipts

               European Depository Receipts

               International Depository Receipts

               Foreign currency or foreign currency forwards (the latter only for hedging)

               Fixed income securities of foreign governments or countries which are considered investment grade

               Securities not listed on an exchange (which may be more difficult to sell)

D.L. Babson Bond Trust - D.L. Babson Bond Trust offers shares of two separate fixed income portfolios. Portfolio L (Longer Term) will have a dollar weighted average maturity of more than five years. Portfolio S (Shorter Term) will have a dollar weighted average maturity of five years or less. Each Portfolio may invest at time of purchase:

        At least 80% of its assets in debt securities to include:
        (1) direct or guaranteed obligations of the U.S. government and its agencies, and (2) investment grade debt securities issued by corporations or other business organizations, including notes and bonds. The Portfolios will limit its investment in securities rated BBB or Baa to no more than 25% of their assets.

        In debt securities secured by specific assets of the issuing corporation (such as mortgage bonds and equipment trusts) as well as unsecured debt securities that represent claims on the general credit of the issuer.

        Up to 25% of their assets in Yankee Bonds. Yankee Bonds are issued by foreign-domiciled entities and underwritten by a U.S. syndicate for delivery in the U.S.

        In cash or short term debt obligations.

        In variable rate master demand notes, which represent a borrowing agreement between an institutional lender and borrower.

Currently, the average weighted maturity range of Portfolio L is 7 to 15 years and Portfolio S is 2 to 5 years, but maturities may be shortened or lengthened to respond to interest rate changes.

D.L. Babson Money Market Fund - D.L. Babson Money Market Fund offers shares of two separate fixed income portfolios, each of which invests in high quality short-term debt instruments for the purpose of maximizing income consistent with safety of principal and liquidity. Each Portfolio will have an expected weighted average maturity 90 days or less. Net asset value is expected to remain constant at $1.00 per share. Each Portfolio may invest at time of purchase:

        In direct obligations of the U.S. Government

        In obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury such as Government National Mortgage Association, Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of the Federal Home Loan Banks, or the Federal National Mortgage Association.

        In repurchase agreements collateralized by issues of the United States Treasury or United States government agencies

In addition, Prime Portfolio may invest at time of purchase:

        In short term obligations issued domestically by U.S.
        commercial banks or savings and loan associations having assets of at least $1 billion and are members of FDIC or Federal Home Loan Banks Association

        In high quality commercial paper or variable rate master demand notes of corporations

        In high quality non-convertible short-term debt obligations

D.L. Babson Tax-Free Income Fund - D.L. Babson Tax-Free Income Fund offers shares of three separate fixed income portfolios exempt from federal income tax consistent with the quality and maturity standards prescribed for each Portfolio. Portfolio L (Longer Term) will have an expected weighted average maturity between ten and twenty five years with maturities being longer than five years at time of purchase. Portfolio S (Shorter Term) will have an expected weighted average maturity between two and five years with no maturities more than ten years at time of purchase. Portfolio MM (Money Market) will have an expected weighted average maturity 90 days or less. Net asset value is expected to remain constant at $1.00 per share. Each Portfolio may invest at time of purchase:

        At least 80% of its assets (exclusive of cash) in municipal securities, such as bonds and other debt instruments issued by or on behalf of states, territories and possessions of the United States, including their subdivisions, authorities, agencies and instrumentalities. The interest they pay is expected to be exempt from federal income tax including the alternative minimum tax.

        At least 90% of the municipal bonds bought by Portfolio L and Portfolio S will be rated within the three top rating categories of Moody's (Aaa, Aa or A) or Standard & Poor's (AAA, AA or A).

        Investments by Portfolio L and Portfolio S in short term municipal obligations and notes will be
        (1) backed by the full faith and credit of the United States; or (2) rated MIG-1, MIG-2 or MIG-3 by Moody's; or (3) A-1 or A-2 by Standard & Poor's; or (4) if unrated short-term then the issuer's long-term bond rating must be at least A as determined by Moody's or Standard
        & Poor's.

        One hundred percent of the securities purchased by Portfolio
        MM must satisfy the federal regulations that govern money market funds.

        In cash or short term money market obligations (including taxable money market obligations on a temporary basis) that are rated in the top two categories (A-1/Prime-1 or A-2/Prime-2).

PRINCIPAL RISK FACTORS

Market Risks

Common stocks fluctuate in price. Since Growth, Enterprise, Enterprise II, Value, Shadow and International Funds invest primarily in common stocks, the value of the Funds will go up and down. As with any mutual fund, there is a risk that you could lose money by investing in any of the Funds.

Small Company Risks

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies. They may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. While the Enterprise, Enterprise II and Shadow Stock Funds cannot eliminate these risks, the Funds' Adviser will try to minimize risk by diversifying - spreading the risk by putting the Funds' investments into a broad range of small company stocks.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Adviser might prefer, or it may have to sell in small quantities over a period of time. Enterprise and Enterprise II Funds try to minimize this risk by investing in stocks that are readily bought and sold. However, the lower liquidity of the neglected stocks in which Shadow Stock Fund invests carry greater risk in the event of a weak stock market and substantial liquidations by the Fund.

Fixed Income Risks

An investment in the Portfolios of the Money Market Fund and Portfolio MM of the Tax-Free Income Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Adviser seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with changes in interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. As a result, the values of the Portfolios of Bond Trust and Tax-Free Income Fund will go up or down. The fluctuations that are experienced by Portfolios L will likely be greater than those of Portfolios S, since longer-term bond prices tend to fluctuate more in response to interest rate changes. Future interest rates cannot be accurately and consistently forecast. As with all mutual funds, there is a risk that you could lose money by investing in the Portfolios of Bond Trust and Tax-Free Income Fund.

The amount of the dividends paid by a Portfolio of Bond Trust and Tax-Free Income Fund will change based on the amount of income it earns on its investments. Also, it is possible that the issuer of a debt security may default on the interest and principal payments due to a Portfolio.

Fixed income securities rated in the fourth classification by Moody's
(Baa) and S&P (BBB) may have
speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. While we cannot eliminate these risks, the Adviser will try to minimize risk by selecting securities considered to be high quality and by diversifying - spreading the risk by putting each Portfolio's investment into a broad range of debt securities.

With regard to the Portfolios of Bond Trust, variable rate master demand notes are not generally traded, and there is no secondary market. The securities are immediately repayable by the borrower at face value, plus accrued interest, at any time. The Portfolios of the Bond Trust monitors, on an ongoing basis, the issuer's earning power, cash flow and other liquidity ratios, and the borrower's ability to pay principal and interest on demand.

International Risks

International investing poses additional risks such as currency fluctuation and political instability. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders. The International Fund will seek to limit these risks by investing in at least three foreign countries and no more than 35% of its assets in any one country.

Investing in developing countries may pose additional risks. Securities issued by companies in developing countries may not be as liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available. Babson-Stewart Ivory International Fund intends to limit purchases of securities issued by developing countries to no more than 20% of the Fund.

Year 2000 Risks

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000 are a concern for financial and business organizations around the world. We are taking steps to address the Year 2000 issue with respect to the computers we use, and have asked that our major service providers take comparable steps. Also, the Funds' Adviser is using its best efforts to evaluate any potential adverse effects from the Year 2000 issue that may affect companies whose stock may be purchased by the Funds. However, there is no way to be sure that these steps will completely protect the Funds from being affected.

Temporary Defensive Strategy

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. During such periods, the Funds may not achieve their investment objectives.

PAST PERFORMANCE

The tables on the following page provide an indication of the risks of investing in the Funds. The tables below show how the total returns generated by the respective Funds have changed for each calendar year and how the Funds' average annual returns for certain periods compare with those of an appropriate benchmark. Each table reflects all expenses of each Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the same Fund. Past performance is not necessarily an indication of how a Fund will perform in the future.


CHART - BABSON ENTERPRISE FUND

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q1 '91 = 24.55%
Worst Quarter: Q3 '90 = -21.74%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Enterprise
  Fund                  -11.36% 11.17%  13.74%
Russell 2000 Index      -2.55%  11.87%  12.92%

CHART - BABSON ENTERPRISE FUND II

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q2 '99 = 17.47%
Worst Quarter: Q3 '98 = -18.71%

Average Annual Total Return as of December 31, 1998
                                        Inception
                        1 Year  5 Years 8/5/91
Babson Enterprise
  Fund II		-4.33%	12.55%	14.18%
Russell 2000 Index      -2.55%  11.87%  14.48%


CHART - BABSON GROWTH FUND

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q4 '98 = 26.23%
Worst Quarter: Q3 '90 = -17.26%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Growth Fund      32.24%  21.92%  16.28%
S&P 500 Stock		28.58%	24.05%	19.20%
Russell 1000 Growth
  Index                      %       %       %


CHART - BABSON VALUE FUND

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q1 '91 = 17.10%
Worst Quarter: Q3 '98 = -17.78%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Value Fund       6.07%   17.33%  15.59%
S&P 500 Index		28.58%	24.05%	19.20%
S&P Barra Value Index        %       %       %


CHART - SHADOW STOCK FUND

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q1 '91 = 21.95%
Worst Quarter: Q3 '90 = -21.42%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Shadow Stock
  Fund                  -1.49%  12.54%  11.87%
Russell 2000 Index      -2.55%  11.87%  12.92%


CHART - BABSON-STEWART IVORY INTERNATIONAL FUND

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q4 '98 = 16.69%
Worst Quarter: Q3 '90 = -18.66%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Stewart Ivory
  International Fund    13.30%  8.34%   9.99%
MSCI EAFE Index		10.63%	NA	NA


CHART - BABSON BOND TRUST - PORTFOLIO L

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q2 '89 = 7.82%
Worst Quarter: Q1 '94 = -2.67%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Bond Trust -
  Portfolio L		7.55%	6.31%	8.62%
Lehman Bros. Aggregate
  Bond Index		8.67%	7.27%	9.26%


CHART - BABSON MONEY MARKET FUND - PRIME PORTFOLIO

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q2 '89 = 2.25%
Worst Quarter: Q2 '93 = 0.57%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Money Market
  Fund - Prime Portfolio4.72%   4.52%   4.96%
Merrill Lynch 91-Day
  Treasury Bill Index   5.23%   5.21%   5.68%


CHART - BABSON BOND TRUST - PORTFOLIO S

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q2 '89 = 5.98%
Worst Quarter: Q1 '94 = -2.04%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Bond Trust -
  Portfolio S		6.88%	6.08%	7.89%
Lehman Bros. Intermediate
  Govt./Corporate Index 8.42%   6.59%   8.51%

CHART - BABSON MONEY MARKET FUND - FEDERAL PORTFOLIO

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q2 '89 = 2.18%
Worst Quarter: Q2 '93 = 0.57%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Money Market
  Fund - Federal
  Portfolio		4.66%	4.45%	4.88%
Merrill Lynch 91-Day
  Treasury Bill Index   5.23%   5.21%   5.68%


CHART - BABSON TAX-FREE INCOME FUND - PORTFOLIO L

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q2 '89 = 6.40%
Worst Quarter: Q2 '99 = -2.09%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Tax-Free Income
  Fund - Portfolio L    5.41%   5.00%   7.26%
Lipper General Muncipal
  Bond Index		5.32%	5.43%	7.68%



CHART - BABSON TAX-FREE INCOME FUND - PORTFOLIO S

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q2 '89 = 3.30%
Worst Quarter: Q1 '94 = -2.71%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Tax-Free Income
  Fund - Portfolio S    4.12%   3.99%   5.59%
Lipper Short-Intermediate
  Muncipal Bond Index   4.58%   4.19%   5.80%

CHART - BABSON TAX-FREE INCOME FUND - PORTFOLIO MM

Year-to-Date Return (through September 30, 1999) ______%
Best Quarter: Q2 '89 = 1.59%
Worst Quarter: Q1 '94 = 0.46%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Babson Tax-Free Income
  Fund - Portfolio MM   2.90%   2.94%   3.50%
Merrill Lynch 91-Day
  Treasury Bill Index   5.23%   5.21%   5.68%
Lipper Tax-Free Money
  Market Fund Index         %       %       %


Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.
                BABSON     BABSON     BABSON  SHADOW  BABSON  STEWART IVORY
                ENTERPRISE ENTERPRISE GROWTH  STOCK   VALUE   INTERNATIONAL
                FUND       FUND II    FUND    FUND    FUND    FUND
Shareholder Fees
(fees paid directly
from your investment)

 Maximum Sales
 Charge (Load)
  Imposed on
  Purchases     None       None       None    None    None    None
 Maximum Deferred
 Sales Charge
 (Load)         None       None       None    None    None    None
 Maximum Sales
 Charge (Load)
 Imposed
  on Reinvested
  Dividends     None       None       None    None    None    None
 Redemption Fee None*      None*      None*   None*   None*   None*
 Exchange Fee   None       None       None    None    None    None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
 Management
 Fees           1.10%**    1.20%**    .78%    1.00%   .95%**  .95%
 Distribution
 (12b-1) Fees   None       None       None    None    None    None
 Other Expenses .01%**     .03%**     .01%    .10%    .01%**   .28%
 Total Annual F
 und Operating
 Expenses       1.11%**    1.23%**    .79%    1.10%   .96%**  1.23%
**Annualized Expense Ratio for seven months ended June 30, 1999.

                BABSON   BABSON   BABSON   BABSON   BABSON   BABSON   BABSON
                BOND     BOND     MM       MM       TF       TF       TF
                TRUST    TRUST    PRIME    FEDERAL  INCOME   INCOME   INCOME
                PORT L   PORT S   PORT     PORT     PORT L   PORT S   PORT MM

Shareholder Fees
(fees paid directly
from your investment)
 Maximum Sales
 Charge (Load)
  Imposed on
  Purchases     None     None     None     None     None     None     None
 Maximum Deferred
 Sales Charge
 (Load)         None     None     None     None     None     None     None
 Maximum Sales
 Charge (Load)
 Imposed
  on Reinvested
  Dividends     None     None     None     None     None     None     None
 Redemption Fee None*    None*    None*    None*    None*    None*    None*
 Exchange Fee   None     None     None     None     None     None     None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

 Management
 Fees           .95%**   .95%***  .85%     .85%     .95%     .95%     .50%
 Distribution
 (12b-1) Fees   None      None     None     None     None    None     None
 Other Expenses .02%**   .02%**   .03%     .03%     .08%     .06%     .05%
 Total Annual
 Fund Operating
 Expenses       .97%**   .97%**   .88%     .88%     1.03%    1.01%    .55%
 **Annualized Expense Ratio for seven months ended June 30, 1999.
***The Manager has voluntarily agreed to a reduction in the management fee paid by the portfolio to .65% through March 31, 2000.


Fee Examples

The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, based on the assumptions below your costs would be:


				1 Year	3 Years	5 Years	10 Years
Babson Enterprise Fund		113	353	612	1,352
Babson Enterprise Fund II       125     390     676     1,489
Babson Growth Fund		81	252	439	978
Shadow Stock Fund		112	350	606	1,340
Babson Value Fund		98	306	531	1,178
Babson-Stewart Ivory
  International Fund            125     390     676     1,489
Babson Bond Trust -
  Portfolio L                   99      309     536     1,190
Babson Bond Trust -
  Portfolio S                   99      309     536     1,190
Babson Money Market -
  Federal Portfolio             90      281     488     1,084
Babson Money Market -
  Prime Portfolio               90      281     488     1,084
Babson Tax-Free Income -
  Portfolio L                   105     328     569     1,259
Babson Tax-Free Income -
  Portfolio S                   103     322     558     1,236
Babson Tax-Free Income -
  Portfolio MM                  56      176     307     689
*Assumes $10,000 investment for time period indicated with a 5% annual return.

MANAGEMENT AND INVESTMENT ADVISER

Jones & Babson, Inc. was founded in 1959. Jones & Babson, Inc. acts as the Manager and principal underwriter of the Babson Fund family. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and the fees payable to various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co., Inc., an investment advisory firm founded in 1940, as its Investment Adviser to assist in the investment advisory function. To assist in the investment advisory function related to Babson-Stewart Ivory International Fund, Jones & Babson, Inc. employs at its own expense Babson-Stewart Ivory International, a partnership formed in 1987, by David L. Babson & Co. of Cambridge, Massachusetts and Stewart Ivory & Company (International) Ltd, a wholly owned subsidiary of Stewart Ivory (Holdings), Ltd., of Edinburgh, Scotland.

James B. Gribbell has been the manager of Babson Growth Fund since 1996. He is a Chartered Financial Analyst ("CFA"). He joined David L. Babson & Co. in 1991. Lance F. James has been the manager of Babson Enterprise II since its inception in 1991 and manager of Enterprise since 1999. He joined David L. Babson & Co. in 1986. Anthony M. Maramarco, CFA, has been the manager of Babson Value Fund and the Shadow Stock Fund since 1999. He joined David L. Babson & Co. in 1996 and has over 18 years investment management experience. John G.L. Wright has been the manager of Babson-Stewart Ivory International Fund since its inception in 1988. He joined Stewart Fund Managers (which became Stewart-Ivory) in 1971, and has over 30 years of investment management experience. Edward L. Martin, CFA, has been the manager of Babson Bond Trust since 1984, with over 27 years of investment management experience. He joined David L. Babson & Co. in 1984. Joanne E. Keers, CFA, has been the manager of Babson Tax-Free Income Fund since 1999. She joined David L. Babson & Co. in 1987.

For its services, Babson Growth Fund pays Jones & Babson, Inc. a fee at the annual rate of .85% of the first $250 million and .70% of amounts in excess of $250 million of average daily net assets. Babson Enterprise Fund and Enterprise Fund II pay Jones & Babson, Inc. a fee at the annual rate of 1.50% of the first $30 million and 1% of amounts in excess of $30 million of its average daily net assets. Babson Value Fund, Babson-Stewart Ivory International Fund and Babson Bond Trust pay Jones & Babson, Inc. a fee at the annual rate of .95% of average daily net assets. However, during the period from May 1, 1988 through March 31, 2000, Jones & Babson has agreed to voluntarily waive .30% of the fee for Portfolio S bringing its total to .65%. Babson Tax-Free Income Fund Portfolio L and Portfolio S pay Jones & Babson, Inc. a fee at the annual rate of .95% of average daily net assets. Shadow Stock Fund pays Jones & Babson, Inc. a fee of 1.00% of average daily assets. Babson Tax-Free Income Fund Portfolio MM pays Jones & Babson, Inc. a fee at the annual rate of .50% of average daily net assets. Babson Money Market Fund Portfolio Prime and Portfolio Federal pay Jones & Babson, Inc. a fee at the annual rate of 0.85% of average daily assets. The Management Agreement limits the liability of the Manager or its Investment Adviser, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

Jones & Babson, Inc. is located at 700 Karnes Blvd., Kansas City, MO 64108-3306 and David L. Babson
& Co., Inc. is located at One Memorial Drive, Cambridge, MA 02142.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the five years ended June 30, 1999 except for Babson Enterprise Fund, Babson Enterprise Fund II, Babson Value Fund and Babson Bond Trust (Portfolio L and Portfolio S) which is for the seven months ended June 30, 1999 and the five years ended November 30, 1998. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). The financial highlights for Babson Growth Fund, Shadow Stock Fund,
Babson-Stewart Ivory International Fund, Babson Money
Market Fund (Portfolio Prime and Portfolio Federal) and
Babson Tax-Free Income Fund (Portfolio L, Portfolio S and
Portfolio MM) have been audited by Ernst & Young LLP for the year ended June 30, 1999. Additionally, the financial highlights for Babson Enterprise Fund, Babson Enterprise Fund II, Babson Value
Fund and Babson Bond Trust (Portfolio L and Portfolio S) were audited by Ernst & Young LLP for the periods indicated above. The financial highlights for Babson Growth Fund, Shadow Stock
Fund, Babson-Stewart Ivory International Fund, Babson
Money Market Fund (Portfolio Prime and Portfolio Federal) and
Babson Tax-Free Income Fund (Portfolio L, Portfolio S and
Portfolio MM) for the years ended on or before June 30, 1998 have been audited by other auditors. This information, along with the Funds' financial statements, are included in the annual report, which is available upon request.


BABSON ENTERPRISE FUND
Condensed data for a share of capital stock outstanding throughout each period.

                        SEVEN
                        MONTHS
                        ENDED            YEARS ENDED NOVEMBER 30,
                        JUNE 30,
                        1999       1998    1997    1996    1995    1994
Net asset value,
beginning of
period                  $16.63     $21.22  $18.51  $17.35  $16.64  $17.20
  Income from
  investment operations:
   Net investment
   income                  .03        .04     .06     .06     .10     .03
   Net gains (losses)
   on securities
   (both realized
   and unrealized)         .58      (2.15)   5.31    3.06    2.34     .57
Total from
investment operations      .61      (2.11)   5.37    3.12    2.44     .60
  Less distributions:
   Dividends from net
   investment income      (.05)      (.06)     -     (.12)   (.04)   (.05)
   Distributions from
   capital gains         (2.47)     (2.42)  (2.66)  (1.84)  (1.69)  (1.11)
  Total distributions    (2.52)     (2.48)  (2.66)  (1.96)  (1.73)  (1.16)
Net asset value,
end of period           $14.72     $16.63  $21.22  $18.51  $17.35  $16.64
Total return*             4.70%    (11.05%) 33.49%  20.17%  16.42%   3.70%

Ratios/Supplemental Data
Net assets, end of
period (in millions)    $  155     $  179  $  216  $  202  $  202  $  188
Ratio of expenses to
average net assets**      1.11%      1.09%   1.08%   1.08%   1.09%   1.08%
Ratio of net investment
income to average
net assets**               .32%       .29%    .30%    .35%    .67%    .22%
Portfolio turnover rate     12%        22%     22%     24%     13%     15%


BABSON ENTERPRISE FUND II

Condensed data for a share of capital stock
outstanding throughout each period.
                                        SEVEN MONTHS ENDED            YEARS ENDED NOVEMBER 30,
                                        JUNE 30, 1999           1998    1997    1996    1995    1994
Net asset value, beginning
of period                               $   23.20              $26.70  $22.75  $19.19  $16.22  $16.92
  Income from investment operations:
        Net investment income                 .03                 .10     .08     .11     .05     .02
	Net gains (losses) on securities
          (both realized and unrealized)     2.37               (1.50)   6.97    4.45    3.03    (.39)
  Total from investment operations           2.40               (1.40)   7.05    4.56    3.08    (.37)
  Less distributions:
        Dividends from net investment income (.05)               (.05)   (.11)  (.05)   (.02)       -
        Distributions from capital gains    (1.07)              (2.05)  (2.99)  (.95)   (.09)   (.33)
  Total distributions                       (1.12)              (2.10)  (3.10) (1.00)	(.11)	(.33)
Net asset value, end of period          $   24.48           $   23.20  $26.70 $22.75  $19.19  $16.22
Total return*                               11.03%              (5.61%) 35.29% 25.04%  19.11%  (2.32%)
Ratios/Supplemental Data
Net assets, end of period (in millions) $      77           $      83  $   82 $   46  $   40  $   36
Ratio of expenses to average net assets**    1.23%               1.22%   1.28%	1.38%	1.45%	1.50%
Ratio of net investment income to average
net assets**                                  .11%                .40%    .27%   .55%    .30%    .14%
Portfolio turnover rate                        14%                 25%     25%    30%     15%     9%

 *Total return not annualized for periods less than one full year
**Annualized for periods less than one full year


BABSON GROWTH FUND

Condensed data for a share of capital stock
outstanding throughout each year.
                                YEARS ENDED JUNE 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $20.77  $17.80  $14.42  $13.43  $11.78
  Income from investment operations:
        Net investment income                           .02     .06     .09     .12     .18
	Net gains (losses) on securities
		(both realized and unrealized)		3.25	4.41	4.16	2.91	2.18
  Total from investment operations                      3.27    4.47    4.25    3.03    2.36
  Less distributions:
	Dividends from net investment income 		(.02)	(.06)	(.09)	(.13)	(.18)
	Distributions from capital gains 		(4.01)	(1.44)	(.78)	(1.91)	(.53)
  Total distributions                                   (4.03)  (1.50)  (.87)   (2.04)  (.71)
Net asset value, end of year                            $20.01  $20.77  $17.80  $14.42  $13.43
Total return                                            17.04% 26.73%  30.10%  22.99%  20.23%
Ratios/Supplemental Data
Net assets, end of year (in millions)                   $ 490   $ 451   $ 365   $ 280   $ 247
Ratio of expenses to average net assets 		.79%	.80%	.83%	.85%	.85%
Ratio of net investment income to average net assets    .09%    .30%    .61%    .82%    1.42%
Portfolio turnover rate                                  39%     35%     20%     33%      17%

SHADOW STOCK FUND

Condensed data for a share of capital stock
outstanding throughout each year.
                                                                YEARS ENDED JUNE 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $13.24  $12.57  $11.31  $10.55  $9.67
  Income from investment operations:
        Net investment income                           .11     .08     .12     .09     .10
	Net gains (losses) on securities
		(both realized and unrealized)		(.24)	2.54	2.44	1.67	1.42
  Total from investment operations                      (.13)   2.62    2.56    1.76    1.52
  Less distributions:
	Dividends from net investment income 		(.07)	(.10)	(.09)	(.10)	(.10)
	Distributions from capital gains 		(.98)	(1.85)	(1.21)	(.90)	(.54)
  Total distributions                                   (1.05)  (1.95)  (1.30)  (1.00)  (.64)
Net asset value, end of year                            $12.06  $13.24  $12.57  $11.31  $10.55
Total return                                            (.25%)  21.98%  23.63%  17.13%  16.16%
Ratios/Supplemental Data
Net assets, end of year (in millions)                   $  50   $  52   $  41   $  39   $  39
Ratio of expenses to average net assets 		1.10%	1.16%	1.13%	1.14%	1.13%
Ratio of net investment income to average net assets    .97%    .56%    1.00%   .79%    1.01%
Portfolio turnover rate                                 21%     43%     0%      25%     19%


BABSON VALUE FUND

Condensed data for a share of capital stock
outstanding throughout each year.
                                                        SEVEN MONTHS ENDED    YEARS ENDED NOVEMBER 30,
                                                        JUNE
                                                        30,
                                                        1999    1998    1997    1996    1995    1994
Net asset value, beginning of period                    $47.42  $47.73  $38.65  $31.78  $25.19  $25.36
  Income from investment operations:
        Net investment income                              .45     .62     .51     .55     .59     .56
	Net gains (losses) on securities
                (both realized and unrealized)            5.90    1.09    9.65    7.20    7.20    .58
  Total from investment operations                        6.35    1.71    10.16   7.75    7.79    1.14
  Less distributions:
	Dividends from net investment income 		(.44)	(.56)	(.47)	(.53)	(.60)	(.40)
        Distributions from capital gains                (1.97)  (1.46)  (.61)   (.35)   (.60)   (.91)
  Total distributions                                   (2.41)  (2.02)  (1.08)  (.88)   (1.20)  (1.31)
Net asset value, end of period                          $51.36  $47.42  $47.73  $38.65  $31.78  $25.19
Total return*                                           14.14%  3.85%   26.89%  24.91%  32.07%  4.51%
Ratios/Supplemental Data
Net assets, end of period (in millions)                 $1,244  $1,494  $1,419  $ 764   $ 293   $ 120
Ratio of expenses to average net assets** 		.96%	.98%	.97%	.96%	.98%	.99%
Ratio of net investment income to average net assets**  1.05%   1.28%   1.22%   1.63%   2.12%   2.32%
Portfolio turnover rate                                 13%     42%     17%     11%     6%      14%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year


BABSON-STEWART IVORY INTERNATIONAL FUND

Condensed data for a share of capital stock
outstanding throughout each year.
                                                        YearS Ended JUNE 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $19.65  $19.53  $18.04  $15.96  $16.41
  Income from investment operations:
        Net investment income                           .03     .08     .07     .07     .16
	Net gains (losses) on securities
		(both realized and unrealized)		.66	1.07	1.70	2.85	.23
  Total from investment operations                      .69     1.15    1.77    2.92    .39
  Less distributions:
	Dividends from net investment income 		(.04)	(.07)	(.05)	(.08)	(.17)
	Distributions from capital gains 		(.82)	(.96)	(.23)	(.65)	(.67)
        Distributions in excess of realized capital gains -       -       -     (.11)   -
          Total distributions                           (.86)   (1.03)  (.28)   (.84)   (.84)
Net asset value, end of year                            $19.48  $19.65  $19.53  $18.04  $15.96
Total return                                            3.76%   6.48%   9.91%   18.66%  2.54%
Ratios/Supplemental Data
Net assets, end of year (in millions)                   $  89   $  104  $  111  $  80   $ 65
Ratio of expenses to average net assets 		1.23%	1.16%	1.19%	1.26%	1.30%
Ratio of net investment income to average net assets     .24%    .37%    .47%    .44%   1.13%
Portfolio turnover rate                                   51%     48%     40%     33%     37%



BABSON BOND TRUST - PORTFOLIO L

Condensed data for a share of capital stock
outstanding throughout each year.
                                                        SEVEN MONTHS ENDED  YearS Ended November 30,
                                                        JUNE
                                                        30,
                                                        1999   1998    1997    1996    1995    1994
Net asset value, beginning of period                    $1.59  $1.56   $1.55   $1.58   $1.47   $1.67
  Income from investment operations:
        Net investment income                           .05     .09     .10     .11     .11     .11
	Net gains (losses) on securities
		(both realized and unrealized)		(.07)	.03	.01	(.03)	.11	(.15)
  Total from investment operations                      (.02)   .12     .11     .08     .22     (.04)
  Less distributions:
	Dividends from net investment income 		(.05)	(.09)	(.10)	(.11)	(.11)	(.11)
	Distributions from capital gains 		-	-	-	-	-	(.05)
  Total distributions                                   (.05)   (.09)   (.10)   (.11)   (.11)   (.16)
Net asset value, end of period                          $1.52   $1.59   $1.56   $1.55   $1.58   $1.47
Total return*                                           (1.16%) 8.13%   7.26%   5.17%   15.28%  (2.71%)
Ratios/Supplemental Data
Net assets, end of period (in millions)                 $121    $128    $132    $142    $161    $140
Ratio of expenses to average net assets** 		.97%	.97%	.97%	.97%	.97%	.97%
Ratio of net investment income to average net assets**  5.73%   5.93%   6.38%   6.96%   7.06%   6.95%
Portfolio turnover rate                                 38%     43%     59%     61%     50%     40%


BABSON BOND TRUST - PORTFOLIO S

Condensed data for a share of capital stock
outstanding throughout each year.
                                                        SEVEN MONTHS ENDED  YearS Ended November 30,
                                                        JUNE
                                                        30,
                                                        1999   1998    1997    1996    1995    1994
Net asset value, beginning of period                    $9.91  $9.78   $9.77   $9.90   $9.43   $10.48
  Income from investment operations:
        Net investment income                           .33     .58     .62     .69     .73     .69
	Net gains (losses) on securities
		(both realized and unrealized)		(.31)	.13	.01	(.13)	.47	(.90)
  Total from investment operations                      .02     .71     .63     .56     1.20    (.21)
  Less distributions:
	Dividends from net investment income 		(.33)	(.58)	(.62)	(.69)	(.73)	(.69)
	Distributions from capital gains 		-	-	-	-	-	(.15)
  Total distributions                                   (.33)   (.58)   (.62)   (.69)   (.73)   (.84)
Net asset value, end of period                          $9.60   $9.91   $9.78   $9.77   $9.90   $9.43
Total return*                                           .15%    7.47%   6.70%   5.96%   13.10%  (2.06%)
Ratios/Supplemental Data
Net assets, end of period (in millions)                 $  37   $  38   $  41   $  34   $  33   $  30
Ratio of expenses to average net assets**                .67%    .67%    .66%    .66%    .67%    .67%
Ratio of net investment income to average net assets**  5.75%   5.90%   6.42%   7.10%   7.47%   7.02%
Ratio of expenses to average net assets before
        voluntary reduction of management fee **         .97%    .97%    .97%    .96%    .97%    .97%
Portfolio turnover rate                                   54%     60%     65%     48%     57%     42%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year



BABSON MONEY MARKET FUND - PRIME PORTFOLIO

Condensed data for a share of capital stock
outstanding throughout each year.
                                                        YearS Ended JUNE 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $1.00   $1.00   $1.00   $1.00   $1.00
  Income from investment operations:
        Net investment income                           .04     .05     .05     .05     .05
  Less distributions:
	Dividends from net investment income 		(.04)	(.05)	(.05)	(.05)	(.05)

Net asset value, end of year                            $1.00   $1.00   $1.00   $1.00   $1.00
Total return                                            4.38%   4.82%   4.61%   4.83%   4.66%
Ratios/Supplemental Data
Net assets, end of year (in millions)                   $  39   $  37   $ 38    $ 36    $ 40
Ratio of expenses to average net assets 		.88%	.91%	.92%	.92%	.92%
Ratio of net investment income to average net assets    4.30%   4.73%	4.58%	4.75%	4.58%


BABSON MONEY MARKET FUND - FEDERAL PORTFOLIO

Condensed data for a share of capital stock
outstanding throughout each year.
                                                        YearS Ended JUNE 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $1.00   $1.00   $1.00   $1.00   $1.00
  Income from investment operations:
        Net investment income                           .04     .05     .04     .05     .04
  Less distributions:
	Dividends from net investment income 		(.04)	(.05)	(.04)	(.05)	(.04)

Net asset value, end of year                            $1.00   $1.00   $1.00   $1.00   $1.00
Total return                                            4.31%   4.75%   4.58%   4.77%   4.56%
Ratios/Supplemental Data
Net assets, end of year (in millions)                   $ 13    $ 12    $ 13    $ 10    $ 10
Ratio of expenses to average net assets 		.88%	.91%	.91%	.91%	.92%
Ratio of net investment income to average net assets    4.23%   4.65%	4.51%	4.67%	4.48%


BABSON TAX-FREE INCOME FUND - PORTFOLIO L

Condensed data for a share of capital stock
outstanding throughout each year.
                                                        YearS Ended JUNE 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $9.22   $8.96   $8.74   $8.67   $8.52
  Income from investment operations:
        Net investment income                           .40     .40     .42     .41     .42
	Net gains (losses) on securities
		(both realized and unrealized)		(.24)	.28	.24	.07	.17
  Total from investment operations                      .16     .68     .66     .48     .59
  Less distributions:
	Dividends from net investment income 		(.40)	(.40)	(.42)	(.41)	(.42)
	Distributions from capital gains 		(.07)	(.02)	(.02)	    -	(.02)
  Total distributions                                   (.47)   (.42)   (.44)   (.41)   (.44)
Net asset value, end of year                            $8.91   $9.22   $8.96   $8.74   $8.67
Total return                                            1.70%   7.82%   7.67%   5.60%   7.21%
Ratios/Supplemental Data
Net assets, end of year (in millions)                   $ 26    $ 27    $ 27    $ 27    $ 28
Ratio of expenses to average net assets 		1.03%	1.06%	1.01%	1.01%	1.02%
Ratio of net investment income to average net assets    4.36%   4.46%	4.71%	4.67%	4.98%
Portfolio turnover rate                                 9%      18%     21%     39%     34%


BABSON TAX-FREE INCOME FUND - PORTFOLIO S

Condensed data for a share of capital stock
outstanding throughout each year.
                                                        YearS Ended JUNE 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $10.79  $10.74  $10.69  $10.71  $10.62
  Income from investment operations:
        Net investment income                           .42     .44     .44     .44     .45
	Net gains (losses) on securities
		(both realized and unrealized)		(.21)	.08	.10	.01	.10
  Total from investment operations                      .21     .52     .54     .45     .55
  Less distributions:
	Dividends from net investment income 		(.42)	(.44)	(.44)	(.44)	(.45)
	Distributions from capital gains 		(.03)	(.03)	(.05)	(.03)	(.01)
  Total distributions                                   (.44)   (.47)   (.49)   (.47)   (.46)
Net asset value, end of year                            $10.56  $10.79  $10.74  $10.69  $10.71
Total return                                            1.96%   4.84%   5.18%   4.25%   5.32%
Ratios/Supplemental Data
Net assets, end of year (in millions)                   $ 19    $  21   $ 23    $ 25    $ 28
Ratio of expenses to average net assets 		1.01%	1.06%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets    3.82%   4.00%	4.12%	4.13%	4.28%
Portfolio turnover rate                                 22%     21%     23%     41%     34%


BABSON TAX-FREE INCOME FUND - PORTFOLIO MM

Condensed data for a share of capital stock
outstanding throughout each year.
                                                        YearS Ended JUNE 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $1.00   $1.00   $1.00   $1.00   $1.00
  Income from investment operations:
        Net investment income                           .03     .03     .03     .03     .03
  Less distributions:
	Dividends from net investment income 		(.03)	(.03)	(.03)	(.03)	(.03)

Net asset value, end of year                            $1.00   $1.00   $1.00   $1.00   $1.00
Total return                                            2.70%   3.06%   3.03%   3.15%   3.05%
Ratios/Supplemental Data
Net assets, end of year (in millions)                   $  10   $  10   $   9   $   8  $  16
Ratio of expenses to average net assets 		.55%	.61%	.58%	.58%	.59%
Ratio of net investment income to average net assets    2.65%   3.06%	3.10%	3.15%	3.07%


HOW TO PURCHASE SHARES

No Load Funds

                There are no sales commissions or Rule 12b-1 fees

How to Buy Shares (see accompanying chart on page 24 for details)

                By phone, mail or wire

                Through Automatic Monthly Investments

                Through exchanges from a Babson or Buffalo Fund (non fiduciary accounts only)

Minimum Initial Investment

                $1,000 for most accounts

                $250 for IRA and Uniform Transfer (Gift) to Minors accounts

                $100 with an Automatic Monthly Investment

                $1,000 for exchanges from another fund ($100 for IRAs and Uniform Gifts to Minors accounts)

Minimum Additional Investment

                $100 by phone, mail or ACH

                $1,000 By Wire

                $50 for Automatic Monthly Investments

                $1,000 for exchanges from another fund ($100 for IRAs and Uniform Gifts to Minors accounts)

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment ($1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:

                any amount for redemptions requested by mail or phone to address of record

                $50,000 for fund web site redemptions

                $1,000 or more for redemptions wired to your account ($10 fee)($100 minimum for ACH to bank account)

                $50 or more for redemptions by a systematic redemption plan (there may be a fee)

                $1,000 or more for exchanges to another fund ($100 for IRAs and Uniform Gifts to Minors accounts)

                $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-4-BABSON (1-800-422-2766) for more information:

                Uniform Transfers (Gifts) to Minors accounts

                Accounts for corporations or partnerships

                Sub-Accounting Services for tax qualified retirement plans and others

                Prototype Retirement Plans for the self-employed, partnerships and corporations.

                Traditional IRA accounts

                Roth IRA accounts

                Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share (except for portfolio MM) is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for trading). The net asset value per share for Portfolio MM is computed at 1:00 p.m. (Eastern Standard Time).

Each security owned by the Funds that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Funds will use the price of that Exchange which they generally consider to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

Short-term instruments maturing within 60 days may be valued at amortized cost. The Portfolios of the Money Market Fund and Portfolio MM of the Tax-Free Income Fund value assets on the basis of amortized cost.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Your distributions will be reinvested automatically in additional shares of the same Fund unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

If you buy shares of any fund shortly before the record date, please keep in mind that any distribution will lower the value of the fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

DISTRIBUTIONS - Bond Trust, Tax Free Income Fund and Money Market Fund - At the end of each day, the Portfolios declare dividends from their net investment income. These dividends are payable to those who were shareholders of record at the end of the previous business day. On the last day of the month, all dividends declared during that month are credited to the accounts of those shareholders. Distributions from capital gains, if any, will be declared annually by December 31.
Shares begin earning income on the day following the effective date of purchase. Income earned by a Portfolio on weekends, holidays and other days on which the Funds is closed for business is declared as a dividend on the next day on which the Fund is open for business. However, on month-ends such dividend is declared as of the last day of the month.

Value Fund - The Value Fund pays shareholders distributions from its net investment income quarterly, usually in March, June, September and December. Distributions from any net capital gains that it has realized on the sale of securities will be declared annually on or before December 31.

Stewart Ivory International Fund, Growth Fund and Shadow Stock Fund - The Funds pay dividends from net investment income and capital gains, if any, semiannually, usually in June and December.

Enterprise Fund and Enterprise Fund II - The Funds pay shareholders distributions from its net investment income and from any net capital gains that it has realized on the sale of the securities. Each of these distributions will be declared annually on or before December 31.

TAX CONSIDERATIONS - In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional fund shares or receive them in cash. Any capital gains a fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

Distributions from Portfolios S and L of the Tax-Free Income Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. These portfolios, however, may invest a portion of their assets in securities that pay income that is not tax-exempt.

By law, a fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

In general, when you sell your shares of a fund, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Babson Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your fund shares depends on your marginal tax bracket and on how long the shares have been held. However, because the Federal and Prime Portfolios of the Money Market Fund and Portfolio MM of the Tax-Free Income Fund expect to maintain a $1.00 net asset value per share, investors in these Portfolios should not have any gain or loss on the sale of such shares.

Exempt-interest dividends paid by Portfolios S and L of the Tax-Free Income Fund are taken into account when determining the taxable portion of an investor's social security or railroad retirement benefits. These Portfolios may invest a portion of their assets in private activity bonds. The income from these bonds will be a preference item when determining an investor's alternative minimum tax.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states.

Fund distributions and gains from the sale or exchange of your fund shares generally will be subject to state and local income tax. Any foreign taxes paid by the Stewart-Ivory International Fund on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a fund.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - The Funds will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but reserves the right under certain circumstances to delay redemption transactions up to seven days, or as required by applicable law. The Fund Manager believes that certain investors who try to "time the market" by purchasing and redeeming shares from the Funds on a regular basis, may disrupt the investment process and pose additional transactions costs to the Funds. Therefore in those cases the Fund Managers may delay redemption proceeds as described above or take other actions it deems necessary to discourage such activity.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under Federal law.

Withdrawal by Draft ("check") is limited to open account shares of Babson Money Market Fund or Babson Tax-Free Income Fund Portfolio MM. Draft amounts may range from $500 to $100,000.

We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

                A redemption check sent to a different payee, bank or address than we have on file.

                A redemption check mailed to an address that has been changed within the last 30 days.

                A redemption for $50,000 or more in writing.

                A change in account registration or redemption instructions (including withdrawal by draft election).

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.

Telephone and fund web site Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail or web site. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone or Fund web site instructions are genuine. If such procedures are not followed, the Funds may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone and Fund web site redemption requests.



CONDUCTING BUSINESS WITH THE BABSON FUNDS

By Phone



1-800-4-BABSON
(1-800-422-2766)
in the Kansas City area 751-5900
You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

You may make investments ($100
minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Funds and participating banks.
You may withdraw any amount ($1,000 minimum if wired) by telephone or telegram. We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed.
For wires, also provide the bank name and bank account number.
You may exchange shares ($1,000
minimum or the initial minimum fund requirement) for shares in another Babson Fund which have been held in open account for 15 days or more.
All account owners are automatically granted telephone and Fund web site exchange privileges unless they decline them explicitly in writing, either on the account application or by writing to the Babson Funds.


By Mail

Initial Purchases, Redemptions and all Correspondence:
The Babson Fund Group
P.O. Box 219757
Kansas City, MO 64121-9779
Subsequent Purchases:
The Babson Fund Group
P.O. Box 219779
Kansas City, MO 64121-9779
Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.


Make your check ($50 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.
In a letter, include the genuine
signature of each registered owner,
the account number, the number
of shares or dollar amount to
be exchanged ($1,000 minimum)
and the Babson Fund into which
the amount is being transferred.


By Wire

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For Account Number 9870326213
Please provide:
(Fund Number)/(Babson Account Number)/(Name on Account)

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

Wire share purchases ($1,000
minimum) should include the names of each account owner, your account number and the Babson Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.
Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

Not applicable.


Through Automatic Transaction Plans

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

Not applicable.

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan.
You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another Babson Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.











additional information
The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.
You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.
You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.

811-3823  Enterprise Fund
811-6258  Enterprise Fund II
811-901   Growth Fund
811-5218  Shadow Stock Fund
811-4114  Value Fund
811-5386  International Fund
811-495   Bond Trust
811-2963  Money Market Fund
811-2948  Tax-Free Income Fund


BABSON FUNDS

Jones & Babson Distributors
A Member of the Generali Group

PART B

BABSON GROWTH FUND, INC.        BABSON BOND TRUST
BABSON ENTERPRISE FUND, INC.	BABSON MONEY MARKET FUND, INC.
BABSON ENTERPRISE FUND II, INC.	BABSON TAX-FREE INCOME FUND, INC.
BABSON VALUE FUND, INC.
SHADOW STOCK FUND, INC.
BABSON-STEWART IVORY INTERNATIONAL FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

October 31, 1999

This Statement is not a Prospectus but should be read in conjunction with the Funds' current combined
Prospectus dated October 31, 1999.  To obtain the
Prospectus or Annual Report to Shareholders, please call the Funds toll-free at 1-800-4-BABSON (1-800-422-
2766), or in the Kansas City area 751-5900. Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.

TABLE OF CONTENTS
                                                                        Page

        Investment Objective, Strategies and Risks                      2
        Repurchase Agreements                                           6
        Repurchase Agreement Risk Factors                               7
        Foreign Investments, Foreign Currency Transactions              7
        Cash Management                                                 8
        Investment Restrictions                                         9
        Portfolio Transactions                                          13
        Performance Measures                                            15
        Total Return                                                    16
        How the Fund's Shares are Distributed                           16
        Purchase and Redemption Services                                17
        How Share Purchases are Handled                                 17
        Redemption of Shares                                            18
        Management and Investment Counsel                               18
        Officers and Directors                                          20
        Compensation Table                                              21
        Holidays                                                        22
        Dividends, Distributions and their Taxation                     22
        General Information and History                                 24
        Custodian                                                       26
        Transfer Agent                                                  27
        Independent Auditors                                            27
        Other Jones & Babson Funds                                      27
        Description of Stock Ratings                                    28
        Ratings of Municipal and Taxable Securities                     28
        Description of Commercial Paper Ratings                         31
        Financial Statements                                            32




INVESTMENT OBJECTIVES, STRATEGIES
AND RISKS

The Funds are open-ended,
diversified management investment
companies commonly known as mutual
funds.  The following information
supplements each Fund's investment
objective, strategies and risks set
forth in the Prospectus.

	Babson Growth Fund.  Current
yield is secondary objective.  The
Fund generally defines "above
average total return" as total
return that is higher than return
generated by traditional investment
vehicles other than equity
products, including but not limited
to, passbook savings accounts,
certificates of deposit, bonds,
U.S. government securities and
traditional insurance products,
such as whole life policies and
annuities.  All assets of the Fund
will be invested in marketable
securities composed principally of
common stocks and securities
convertible into common stock.
Necessary reserves will be held in
cash or high-quality short-term
debt obligations readily changeable
to cash, such as treasury bills,
commercial paper or repurchase
agreements.  The Fund reserves the
freedom to invest in preferred
stocks, high grade bonds or other
defensive issues when, in
management's judgment, economic and
market conditions make such a
course desirable.  Normally,
however, the Fund will maintain at
least 80% of the portfolio in
common stocks.

	D.L. Babson Bond Trust.
Babson Bond Trust will limit its
investments in securities rated in
the fourth classification (Baa and
BBB) to a maximum of 25% of its
assets since these securities may
have speculative characteristics
and changes in economic conditions
or other circumstances are more
likely to lead to a weakened
capacity of those issuers to make
principal or interest payments.

	The Portfolios may shorten or
lengthen portfolio maturities as
interest rates change.  If the bond
rating of a security purchased by a
Portfolio is subsequently
downgraded, the Portfolio will take
any necessary steps designed to
bring the Portfolio into compliance
with its investment policies as
soon as reasonably practicable.
The Portfolios may also respond to
adverse market, economic, political
or other considerations by
investing up to 100% of its assets
in cash or short-term debt
obligations for temporary defensive
purposes.

	Portfolio L will generally
have a duration of between 3.5 and
7 years (excluding short-term
investments).  Portfolio S will
generally have a duration of
between 2 and 4 years (excluding
short-term investments).  Duration
is a portfolio management tool used
to determine the price sensitivity
of an individual bond or portfolio
of fixed income securities to a
change in interest rates.  Unlike
maturity, which only states when
the final payment is received, the
duration of a fixed income security
is the weighted average maturity,
expressed in years, of the present
value of all future cash flows,
including coupon payments and
principal repayments.  The
Portfolios may include securities
with maturities and durations
outside these ranges.

	Babson Enterprise Fund and
Babson Enterprise Fund II.  Since
Babson Enterprise Fund's and Babson
Enterprise Fund II's focus on
smaller companies, the overall
income return on these Funds may be
low.  Smaller companies frequently
need to retain all or most of their
profits to finance their growth and
will pay small dividend yields, or
none.  If the companies are
successful, this plow-back of
earnings and internal financing of
growth without the need to issue
additional shares ultimately should
enhance the companies' per share
earnings and dividend capability
and make their shares more
attractive in the marketplace.

	Effective July 1, 1999, the
Babson Enterprise Fund was opened
to new investors.  This means that
investors may open new accounts
with the Fund through direct
purchases, or through exchanges
from any other fund in the Babson
Funds family or the Buffalo Funds
family.  Investors whose accounts
were open in 1992 when the Fund was
closed to new investors have been
permitted to add to their accounts
since that time.  It is anticipated
that the Fund will again close to
new investors when it reaches $280
million in assets.

	Babson Value Fund.  Under
normal conditions, the Fund will
invest at least 90% of its assets
in common stocks.  In addition, the
Fund intends to hold a small
percentage of cash or high quality,
short term debt obligations for
reserves to cover redemptions and
unanticipated expenses.

	Babson Shadow Stock Fund,
Inc. "Small stocks" were originally
defined as those in the bottom
quintile of stocks listed on the
New York Stock Exchange ("NYSE")
when ranked by market
capitalization (number of shares
outstanding times price per share).
At present this would be a market
capitalization of below $213
million, but this level changes as
market prices rise and fall.
Currently, this concept is also
applied to stocks listed on the
American Stock Exchange ("AMEX")
and over-the-counter ("OTC")
stocks.  The Fund defines "small
stocks" to include stocks listed on
the NYSE, AMEX and OTC stocks that
have market capitalization of
between $20 million and $213
million and have annual net profits
of at least $1 million for the
three most recent fiscal years.
"Neglected stocks" are those that
have below average institutional
holdings and below average coverage
by analysts and newsletters.  The
term "neglected" has not had a
consistent definition, but the
Fund's Manager and Investment
Adviser define it as meaning the
fifty percent of "small stocks"
which have the least coverage by
institutions and analysts.  The
Fund's Manager and Investment
Adviser will use their judgment in
determining the methods of
measuring analyst and institutional
interest.  It is estimated that
Shadow Stock Fund's portfolio will
contain about 250 stocks and thus
be very diversified.

	It is the intention of the
Fund to maintain ownership of the
Shadow Stocks approximately in
proportion to their respective
market capitalizations, but this
approach may be departed from for
the following reasons.  First,
acquisition of the shares of
smaller companies is sometimes
difficult without disrupting the
supply/demand relationship and
thereby increasing transaction
costs.  For this reason, shares of
companies on the buy list may be
purchased when opportunities for
block trades present themselves
even if purchases of such a
company's stock would not otherwise
be the highest priority on a market
capitalization basis.  Conversely,
high priority shares might be
avoided if they cannot be acquired
at the time without disrupting the
market.  Second, the Fund will
attempt to purchase shares in
optimal lot sizes which precludes
fine tuning of the weighting.
Third, the Fund's Manager and
Investment Adviser will take a
long-term view and do not feel it
prudent to constantly purchase and
sell stocks for short-term
balancing.  Guideline relative
weights will be reviewed in detail
twice a year.

	Shares of stock will be
considered for elimination from the
portfolio in the following bases:
(1) on the basis of the $5 minimum
price criterion (a stock will not
be sold for this reason alone, but
additional shares will not be
purchased below $4 per share which
may result in a disproportionate
representation in terms of ideal
weighting); (2) on the basis or
profitability (a company's stock
will be sold as soon as the Fund's
Manager and Investment Adviser feel
it is highly unlikely that there
will be negative earnings in the
current fiscal year); (3) on the
basis of tenders or potential
mergers (the Fund's Manager and
Investment Adviser will use their
judgment as to the best time to
sell or tender); (4) on the basis
on neglect (shares will be sold
when the company has been beyond
the Manager's and Investment
Adviser's criteria for a neglected
stock for three successive
semiannual evaluation periods); or
(5) on the basis of capitalization
a stock will be sold if, at a
semiannual evaluation, either the
market capitalization is twice the
current acceptable maximum or one-
half the current minimum.  In the
case of portfolio companies whose
capitalization has gone beyond the
current maximum or minimum, the
Fund's Investment Adviser may keep
the portfolio weighting at the
level appropriate for the current
maximum or minimum.  If funds
beyond current liquid assets are
necessary to meet redemptions,
stocks not meeting current initial
criteria will be liquidated first.

	While the objectives of the
Fund would favor a fully invested
position in Shadow Stocks, the
practicality of Fund management
requires liquidity.  An average of
about 5% of the Fund's assets may
be invested in cash or cash
equivalents including: securities
that are issued or guaranteed as to
principal and interest by the U.S.
government, its agencies,
authorities or instrumentalities
(such as U.S. Treasury obligations,
which differ only in their interest
rates, maturities and times of
issuance, and obligations issued or
guaranteed by U.S. government
agencies or instrumentalities which
are backed by the full faith and
credit of the U.S. Treasury or
which are supported by the right of
the issuer to borrow from the U.S.
government), repurchase agreements,
certificates of deposit, time
deposits, commercial paper and
other high quality short-term debt
securities.  The Fund may adopt a
temporary defensive position by
investing it assets in debt
securities, such as money market
obligations, including securities
of the U.S. government and its
agencies, high quality commercial
paper, bankers' acceptances and
repurchase agreements with banks
and brokers for U.S. government
securities.

	Babson-Stewart Ivory
International Fund, Inc.  The Fund
will look at such factors as the
location of the company's assets,
personnel, sales and earnings, to
determine whether a company's
primary business is carried on
outside the United States.  The
Fund diversifies its investments
among various countries and a
number of different industries.
The Fund is designed to provide
investors with a diversified
participation in international
businesses.  Over the years, some
foreign businesses have been
especially successful in their
particular industries and some
foreign stock markets have
outperformed the American markets.
Foreign securities markets do not
always move in parallel with the
U.S. securities markets, so
investing in international
securities can provide
diversification advantages.

	The Fund primarily invests in
equity securities of seasoned
companies which are listed on
foreign stock exchanges and which
the investment counsel considers to
have attractive characteristics in
terms of profitability, growth and
financial resources.  "Seasoned"
and "established" companies are
those companies which, in the
opinion of the investment counsel,
are known for the quality and
acceptance of their products or
services and for their ability to
generate profits and in many cases
pay dividends.  The Fund may invest
in fixed-income securities of
foreign governments or companies
when the investment counsel
believes that prevailing market,
economic, political or currency
conditions warrant such
investments.  While most foreign
securities are not subject to
standard credit ratings, the
investment counsel intends to
select "investment grade" issued of
foreign debt securities which are
comparable to a Baa or higher
rating by Moody's Investors
Service, Inc. or a BBB or higher
rating by Standard and Poor's
Corporation based on available
information, and taking into
account liquidity and quality
issues.  Securities rated BBB or
Baa are considered to be medium
grade and may have speculative
characteristics.

	The Fund may also purchase
American Depository Receipts
("ADRs") which represent foreign
securities traded on U.S. exchanges
or in the over-the-counter market,
European Depository Receipts
("EDRs"), and International
Depository Receipts ("IDRs"), in
bearer form, which are designed for
use in European and other
securities markets.  The fund may
also invest in securities that are
not listed on an exchange.
Generally, the volume of trading in
an unlisted common stock is less
than the volume of trading in a
listed stock.  This means that the
degree of market liquidity of some
stocks in which the Fund invests
may be relatively limited.  When
the Fund disposes of such a stock
it may have to offer the shares at
a discount from recent prices or
sell the shares in small lots over
an extended period of time.

	In order to expedite
settlement of portfolio
transactions and to minimize
currency value fluctuations, the
Fund may purchase foreign
currencies and/or engage in forward
foreign currency transactions.  The
Fund will not engage in forward
foreign currency exchange contracts
for speculative purposes.  A
forward foreign currency exchange
contract involves an obligation to
purchase or sell a specific
currency at a future date, which
may be any fixed number of days
from the date of the contract
agreed upon by the parties, at a
price set at the time of the
contract.  These contracts may be
bought or sold to protect the Fund,
to some degree, against a possible
loss resulting from an adverse
change in the relationship between
foreign currencies and the U.S.
dollar.  This method of protecting
the value of the Fund's investment
securities against a decline in the
value of a currency does not
eliminate fluctuations in the
underlying prices of the
securities.  It establishes a rate
of exchange that one can achieve at
some future point in time.
Although such contracts tend to
minimize the risk of loss due to a
decline in the value of the hedged
currency, at the same time, they
tend to limit any potential gain
which might result should the value
of such currency increase.

	Generally, the Fund does not
intend to invest more than 35% of
its total assets in any one
particular country.  However, the
Fund may, at times, temporarily
invest a substantial portion of its
assets in one or more of such
countries if economic and business
conditions warrant such
investments, although it currently
does not intend to do so to any
principal extent.  The Fund may
also invest up to 20% of its assets
in companies located in developing
countries.  A developing country is
generally considered to be a
country which is in the initial
stages of its industrialization
cycle with a low per capita gross
national product.  Compared to
investment in the United States and
other developed countries,
investing in the equity and fixed
income markets of developing
countries involves exposure to
relatively unstable governments,
economic structures that are
generally less mature and based on
only a few industries, and
securities markets which trade a
small number of securities.  Prices
on securities exchanges in
developing countries tend to be
more volatile than those in
developed countries.  The Fund will
not invest more than 20% of its
total assets in companies located
in developing countries.

	Under normal conditions, the
Fund will invest at least 65% of
its assets in equity securities of
foreign issuers.  However, to meet
the liquidity needs of the Fund or
when the Fund believes that
investments should be deployed in a
temporary defensive position
because of economic or market
conditions, the Fund may invest all
or a major portion of its assets in
short-term debt securities
denominated in U.S. dollars,
including U.S. Treasury bills and
other securities of the U.S.
government and its agencies,
bankers' acceptances, certificates
of deposit, and repurchase
agreements maturing in seven days
or less with U.S. banks and broker-
dealers.  The Fund may also hold
cash and time deposits in foreign
banks, denominated in any major
foreign currency.

	Babson Money Market Fund.  To
achieve its objectives the Fund may
engage in trading activity in order
to take advantage of opportunities
to enhance yield, protect principal
or improve liquidity.  This trading
activity should not increase the
Fund's expenses since there are
normally no broker's commissions
paid by the Fund for the purchase
or sale of money market
instruments.  However, a markup or
spread may be paid to a dealer from
which the Fund purchases a
security.

	To assure compliance with the
adopted procedures pursuant to Rule
2a-7 under the Investment Company
Act of 1940, the Fund will only
invest in U.S. dollar denominated
securities with remaining
maturities of 397 days or less,
maintain the dollar weighted
average maturity of the securities
in the Fund's portfolio at 90 days
or less and limit its investments
to those instruments which the
Directors of the Fund determine to
present minimal credit risks and
which are eligible investments
under the rule.

	Babson Tax-Free Income Fund.
Each Portfolio will have
substantially all of its assets
invested in investment-grade
municipal securities, the interest
on which is deemed exempt from
federal income tax (including the
alternative minimum tax).  The
essential difference in the
Portfolios will be the time to
maturity of their holdings.  The
Portfolios are:

Portfolio L - Longer
term: There is no
maximum maturity.
Longer maturities
produce higher income
but carry greater
possibility of price
fluctuation compared to
obligations with
shorter terms.

Portfolio S - Shorter
Term: Shorter
maturities usually
result in lower income
but provide more
stability in price when
compared to obligations
with longer maturities.

Portfolio MM - Money
Market: Maturities will
conform to Rule 2a-7 at
the time of purchase.

	During periods of normal
market conditions, the Fund will
invest at least 80% of the total
assets of each Portfolio (exclusive
of cash) in municipal securities.
The Fund may invest any remaining
balance in taxable money market
instruments on a temporary basis,
if management believes this actions
would be in the best interest of
shareholders.  Included in this
category are: obligations of the
U.S., its agencies or
instrumentalities; certificates of
deposit; bankers' acceptances and
other short-term debt obligations
of U.S. banks with total assets of
$1 billion or more; and commercial
paper rated A-2 or better by
Standard & Poor's Corp. ("S&P") or
Prime-2 or better by Moody's
Investors Services, Inc.
("Moody's"), or certain rights to
acquire these securities.

	The Fund reserves the right
to deviate temporarily from this
policy during extraordinary
circumstances when, in the opinion
of management, it is advisable to
do so in the best interests of
shareholders.

	At least 90% of the municipal
bonds in Portfolio L and Portfolio
S will be rated at the time of
purchase within the top three
classifications of Moody's (Aaa, Aa
and A), or by S&P (AAA, AA, and A).
Any municipal bond backed by the
full faith and credit of the
federal government shall be
considered to have a rating of AAA.
Investments in short-term municipal
obligations and notes are limited
to those obligations which at the
time of purchase: (1) are backed by
the full faith and credit of the
U.S.; or (2) are rated MIG-1, MIG-2
or MIG-3 by Moody's; or (3) if the
notes are not rated, then the
issuer's long-term bond rating must
be at least A as determined by
Moody's or by S&P.  Short-term
discount notes are limited to those
obligations rated A-1 or A-2 by
S&P, or Prime-1 or Prime-2 by
Moody's or their equivalents as
determined by the Board of
Directors.  With respect to short-
term discount notes which are not
rated, the issuer's long-term bond
rating must be at least A by S&P or
Moody's.

One hundred percent of the bonds in
Portfolio MM must be rated at the
time of purchase within the two
highest grades assigned by Moody's
(Aaa and Aa) or by S&P (AAA and AA)
or of comparable quality as
determined by the Board of
Directors.  Any municipal bond held
in Portfolio MM that is backed by
the full faith and credit of the
federal government shall be
considered to have a rating of AAA.
Investments in short-term municipal
obligations and notes will be
limited to those obligations which
at the time of purchase: (1) are
backed by the full faith and credit
of the U.S.; (2) are rated MIG-1 or
MIG-2 by Moody's; or (3) if the
obligations or notes are not rated,
then of comparable quality as
determined by the Board of
Directors.  Short-term discount
notes will be limited to those
obligations rated A-1 by S&P or
Prime-1 by Moody's or their
equivalents as determined by the
Board of Directors.  If short-term
discount notes are not rated, then
they must be of comparable quality
as determined by the Board of
Directors.

	It is the policy of the Fund
not to invest more than 25% of its
assets in any one classification of
municipal securities, except  tax-
exempt obligations which are backed
by the U.S. governments.  Should
the rating organizations used by
the Fund cease to exist or change
their systems, the Fund will
attempt to use other comparable
ratings as standards for its
investments in municipal securities
in accordance with its investment
policies.



Repurchase Agreements.  The Funds
may invest in issues of the United
States Treasury or a United States
government agency subject to
repurchase agreements.  A
repurchase agreement involves the
sale of securities to the Funds
with the concurrent agreement by
the seller to repurchase the
securities at the Fund's cost plus
interest at an agreed rate upon
demand or within a specified time,
thereby determining the yield
during the purchaser's period of
ownership. The result is a fixed
rate of return insulated from
market fluctuations during such
period. Under the Investment
Company Act of 1940, repurchase
agreements are considered loans by
the Funds.

   The Funds will enter into such
repurchase agreements only with
United States banks having assets
in excess of $1 billion which are
members of the Federal Deposit
Insurance Corporation, and with
certain securities dealers who meet
the qualifications set from time to
time by the Board of Directors of
the Funds. The term to maturity of
a repurchase agreement normally
will be no longer than a few days.
Repurchase agreements maturing in
more than seven days and other
illiquid securities will not exceed
10% of the net assets of the Funds.



Repurchase Agreement Risk Factors.
The use of repurchase agreements
involves certain risks. For
example, if the seller of the
agreement defaults on its
obligation to repurchase the
underlying securities at a time
when the value of these securities
has declined, the Funds may incur a
loss upon disposition of them. If
the seller of the agreement becomes
insolvent and subject to
liquidation or reorganization under
the Bankruptcy Code or other laws,
disposition of the underlying
securities may be delayed pending
court proceedings. Finally, it is
possible that the Funds may not be
able to perfect its interest in the
underlying securities. While the
Funds' management acknowledges
these risks, it is expected that
they can be controlled through
stringent security selection
criteria and careful monitoring
procedures.


Foreign Investments.  Investors
should recognize that investing in
foreign companies involves certain
special considerations which are
not typically associated with
investing in U.S. companies.  Since
the stocks of foreign companies are
frequently denominated in foreign
currencies, and since the Babson-
Stewart Ivory International Fund
may temporarily hold uninvested
reserves in bank deposits in
foreign currencies, the Fund will
be affected favorably or
unfavorably by changes in currency
rates and in exchange control
regulations, and may incur costs in
connection with conversions between
various currencies.  The investment
policies of the Fund permit it to
enter into forward foreign currency
exchange contracts in order to
hedge the Fund's holdings and
commitments against changes in the
level of future currency rates.
Such contracts involve an
obligation to purchase or sell a
specific currency at a future date
at a price set at the time of the
contract.

As foreign companies are not
generally subject to uniform
accounting, auditing and financial
reporting standards and practices
comparable to those applicable to
domestic companies, there may be
less publicly available information
about certain foreign companies
than about domestic companies.
Securities of some foreign
companies are generally less liquid
and more volatile than securities
of comparable domestic companies.
There is generally less government
supervision and regulation of stock
exchanges, brokers and listed
companies than in the U.S.  In
addition, with respect to certain
foreign countries, there is the
possibility of expropriation or
confiscatory taxation, political or
social instability, or diplomatic
developments which could affect
U.S. investments in those
countries.

Although the Fund will endeavor to
achieve most favorable execution
costs in its portfolio
transactions, fixed commissions on
many foreign stock exchanges are
generally higher than negotiated
commissions on U.S. Exchanges.  In
addition, it is expected that the
expenses of custodian arrangements
of the Fund's foreign securities
will be somewhat greater than the
expenses for the custodian
arrangements for handling the
Fund's securities of equal value.

Certain foreign governments levy
withholding taxes against dividend
and interest income.  Although in
some countries a portion of these
taxes are recoverable, the
nonrecovered portion of foreign
withholding taxes will reduce the
income received from the companies
comprising the Fund's portfolio.

Foreign Currency Transactions.  The
value of the assets of the Babson-
Stewart Ivory International Fund as
measured in U. S. dollars may be
affected favorably or unfavorably
by changes in foreign currency
exchange rates and exchange control
regulations, and the Fund may incur
costs in connection with
conversions between various
currencies.

The Fund will conduct its foreign
currency exchange transactions
either on a spot (i.e., cash) basis
at the spot rate prevailing in the
foreign currency exchange market,
or through the use of forward
contracts to purchase or sell
foreign currencies.  A forward
foreign currency exchange contract
will involve an obligation by the
Fund to purchase or sell a specific
amount of currency at a future
date, which may be any fixed number
of days, from the date of the
contract agreed upon by the
parties, at a price set at the time
of the contract.  These contracts
are transferable in the interbank
market conducted directly between
currency traders (usually large
commercial banks) and their
customers.  A forward contract
generally has no deposit
requirements, and no commissions
are charged at any stage for
trades.  Neither type of foreign
currency transaction will eliminate
fluctuations in the prices of the
Fund's portfolio securities or
prevent loss if the prices of such
securities should decline.

The Fund may enter into forward
foreign currency exchange contracts
only under two circumstances.
First, when the Fund enters into a
contract for the purchase or sale
of a security denominated in a
foreign currency, it may desire to
"lock in" the U.S. dollar price of
the security.  The Fund will then
enter into a forward contract for
the purchase or sale, for a fixed
amount of dollars, of the amount of
foreign currency involved in the
underlying securities transaction;
in this manner the Fund will be
better able to protect itself
against a possible loss resulting
from an adverse change in the
relationship between the U.S.
dollar and the subject foreign
currency during the period between
the date the securities are
purchased or sold and the date on
which payment is made or received.

Second, when the Investment Adviser
believes that the currency of a
particular foreign country may
suffer a substantial decline
against the U.S. dollar, it may
enter into a forward contract to
sell, for a fixed amount of
dollars, the amount of foreign
currency approximating the value of
some or all of the Fund's
securities denominated in such
foreign currency.  The precise
matching of the forward contract
amounts and the value of the
securities involved will not
generally be possible since the
future value of such securities in
foreign currencies will change as a
consequence of market movements in
the value of those securities
between the date the forward
contract is entered into and the
date it matures.  The projection of
short-term currency market movement
is extremely difficult, and the
successful execution of a short-
term hedging strategy is highly
uncertain.  The Investment Adviser
does not intend to enter into such
forward contracts under this second
circumstance on a regular or
continuous basis.  The Fund will
also not enter into such forward
contracts or maintain a net
exposure to such contracts when the
consummation of the contracts would
obligate the Fund to deliver an
amount of foreign currency in
excess of the value of the Fund's
securities or other assets
denominated in that currency.  The
Investment Adviser believes that it
is important to have flexibility to
enter into such forward contracts
when it determines that to do so is
in the best interests of the Fund.
The Fund's custodian bank
segregates cash or equity or debt
securities in an amount not less
than the value of the Fund's total
assets committed to forward foreign
currency exchange contracts entered
into under this second type of
transaction.  If the value of the
securities segregated declines,
additional cash or securities is
added so that the segregated amount
is not less than the amount of the
Funds' commitments with respect to
such contracts.  Under normal
circumstances, the Fund expects
that any appreciation or
depreciation on such forward
exchange contracts will be
approximately offset by the
depreciation or appreciation in
translation of the underlying
foreign investment arising from
fluctuations in foreign currency
exchange rates.
The Fund will recognize the
unrealized appreciation or
depreciation from the fluctuation
in a foreign currency forward
contract as an increase or decrease
in the Fund's net assets on a daily
basis, thereby providing an
appropriate measure of the Fund's
financial position and changes in
financial position.

Cash Management.  For purposes
including but not limited to
meeting redemptions and
unanticipated expenses, the Funds
may invest a portion of their
assets in cash or high-quality,
short-term debt obligations readily
changeable into cash such as:

(1) certificates of deposit,
bankers' acceptances and other
short-term obligations issued
domestically by United States
commercial banks having assets
of at least $1 billion and which
are members of the Federal
Deposit Insurance Corporation or
holding companies of such banks;
(2) commercial paper of
companies rated P-2/MIG-2 or
higher by Moody's Investors
Service, Inc. (Moody's) or A-2
or higher by Standard and Poor's
Corporation (S&P), or if not
rated by either Moody's or S&P,
a company's commercial paper may
be purchased by the Fund if the
company has an outstanding bond
issue rated A or higher by
Moody's or A or higher by S&P;
(3) short-term debt securities
which are non-convertible and
which have one year or less
remaining to maturity at the
date of purchase and which are
rated A or higher by Moody's or
A or higher by S&P; (4)
negotiable certificates of
deposit and other short-term
debt obligations of savings and
loan associations having assets
of at least $1 billion and which
are members of the Federal Home
Loan Banks Association and
insured by the Federal Deposit
Insurance Corporation.

Investment Restrictions.   In
addition to the investment
objective and portfolio management
policies set forth in the
Prospectus under the caption
"Investment Objective and Principal
Investment Strategies," the Funds
are subject to certain other
restrictions which may not be
changed without approval of the
lesser of: (1) at least 67% of the
voting securities present at a
meeting if the holders of more than
50% of the outstanding securities
of the Fund are present or
represented by proxy, or (2) more
than 50% of the outstanding voting
securities of the Fund.

Babson Growth Fund and Babson Value
Fund will not:  (1) purchase the
securities of any one issuer,
except the United States
government, if immediately after
and as a result of such purchase
(a) the value of the holdings of
the Fund in the securities of such
issuer exceeds 5% of the value of
the Fund's total assets, or (b) the
Fund owns more than 10% of the
outstanding voting securities, or
any other class of securities, of
such issuer; (2) engage in the
purchase or sale of real estate or
commodities; (3) underwrite the
securities of other issuers; (4)
make loans to any of its officers,
directors, or employees, or to its
manager, or general distributor, or
officers or directors thereof; (5)
make any loan (the purchase of a
security subject to a repurchase
agreement or the purchase of a
portion of an issue of publicly
distributed debt securities is not
considered the making of a loan);
(6)invest in companies for the
purpose of exercising control of
management; (7) purchase securities
on margin or sell securities short;
(8) purchase shares of other
investment companies except in the
open market at ordinary broker's
commission, but, with respect to
the Growth Fund, not in excess of
5% of the Growth Fund's assets, or,
for either Fund, pursuant to a plan
of merger or consolidation; (9)
invest in the aggregate more than
5% of the value of its gross assets
in the securities of issuers (other
than federal, state, territorial,
or local governments, or
corporations, or authorities
established thereby), which
including predecessors, have not
had at least three years'
continuous operations nor, with
respect to the Growth Fund, invest
more than 25% of the Growth Fund's
assets in any one industry; (10)
enter into dealings with its
officers or directors, its manager
or underwriter, or their officers
or directors or any organization in
which such persons have a financial
interest except for transactions in
the Fund's own shares or other
securities through brokerage
practices which are considered
normal and generally accepted under
circumstances existing at the time;
(11) purchase or retain securities
of any company in which any Fund
officers or directors, or Fund
manager, its partner, officer, or
director beneficially owns more
than 1/2 of 1% of said company's
securities, if all such persons
owning more than 1/2 of 1% of such
company's securities, own in the
aggregate more than 5% of the
outstanding securities of such
company; (12) borrow or pledge its
credit under normal circumstances
except up to 10% of its gross
assets (computed at the lower of
fair market value or cost) for
temporary or emergency purposes,
and not for the purpose of
leveraging its investments, and
provided further that any borrowing
in excess of 5% of the total assets
of the Fund shall have asset
coverage of at least 3 to1; (13)
make itself or its assets liable
for the indebtedness of others;
(14) invest in securities which are
assessable or involve unlimited
liability;

Babson Enterprise Fund, Babson
Enterprise Fund II and Shadow Stock
Fund will not: (1) purchase the
securities of any one issuer,
except the United States
government, if immediately after
and as a result of such purchase
(a) the value of the holdings of
the Fund in the securities of such
issuer exceeds 5% of the value of
the Fund's total assets, or (b) the
Fund owns more than 10% of the
outstanding voting securities, or
any other class of securities, of
such issuer; (2) engage in the
purchase or sale of real estate or
commodities or, with respect to
Enterprise Fund II, futures
contracts; (3) underwrite the
securities of other issuers; (4)
make loans to any of its officers,
directors, or employees, or to its
manager, or general distributor, or
officers or directors thereof; (5)
make loans to other persons, except
by the purchase of debt obligations
which are permitted under its
investment policy; (6)invest in
companies for the purpose of
exercising control of management;
(7) purchase securities on margin
or sell securities short; (8)
purchase shares of other investment
companies except in the open market
at ordinary broker's commission,
but not in excess of 5% of the
Fund's assets, or pursuant to a
plan of merger or consolidation;
(9) invest in the aggregate more
than 5% of the value of its gross
assets in the securities of issuers
(other than federal, state,
territorial, or local governments,
or corporations, or authorities
established thereby), which
including predecessors, have not
had at least three years'
continuous operations nor invest
more than 25% of the Fund's assets
in any one industry; (10) enter
into dealings with its officers or
directors, its manager or
underwriter, or their officers or
directors or any organization in
which such persons have a financial
interest except for transactions in
the Fund's own shares or other
securities through brokerage
practices which are considered
normal and generally accepted under
circumstances existing at the time;
(11) purchase or retain securities
of any company in which any Fund
officers or directors, or Fund
manager, its partner, officer, or
director beneficially owns more
than 1/2 of 1% of said company's
securities, if all such persons
owning more than 1/2 of 1% of such
company's securities, own in the
aggregate more than 5% of the
outstanding securities of such
company; (12) borrow or pledge its
credit under normal circumstances,
except up to 10% of its gross
assets (computed at the lower of
fair market value or cost) for
temporary or emergency purposes,
and not for the purpose of
leveraging its investments, and
provided further that any borrowing
in excess of 5% of the total assets
of the Fund shall have asset
coverage of at least 3 to1; (13)
make itself or its assets liable
for the indebtedness of others;
(14) invest in securities which are
assessable or involve unlimited
liability; or (15) issue senior
securities except for those
investment procedures permissible
under the Fund's other
restrictions.


Babson-Stewart Ivory International
Fund will not: (1) purchase the
securities of any one issuer,
except the United States
government, if immediately after
and as a result of such purchase
(a) the value of the holdings of
the Fund in the securities of such
issuer exceeds 5% of the value of
the Fund's total assets, or (b) the
Fund owns more than 10% of the
outstanding voting securities, or
any other class of securities, of
such issuer; (2) engage in the
purchase or sale of real estate or
commodities; (3) underwrite the
securities of other issuers; (4)
make loans to any of its officers,
directors, or employees, or to its
manager, or general distributor, or
officers or directors thereof; (5)
make loans to other persons, except
by the purchase of debt obligations
which are permitted under its
investment policy; (6) invest in
companies for the purpose of
exercising control of management;
(7) purchase securities on margin
or sell securities short; (8)
purchase shares of other investment
companies except shares of closed-
end investment companies, purchased
in the open market at ordinary
broker's commission, but not in
excess of 5% of the Fund's assets,
or pursuant to a plan of merger or
consolidation; (9) invest in the
aggregate more than 5% of the value
of its gross assets in the
securities of issuers (other than
federal, state, territorial, or
local governments, or corporations,
or authorities established
thereby), which including
predecessors, have not had at least
three years' continuous operations
nor invest more than 25% of the
Fund's assets in any one industry;
(10) enter into dealings with its
officers or directors, its manager
or underwriter, or their officers
or directors or any organization in
which such persons have a financial
interest except for transactions in
the Fund's own shares or other
securities through brokerage
practices which are considered
normal and generally accepted under
circumstances existing at the time;
(11) purchase or retain securities
of any company in which any Fund
officers or directors, or Fund
manager, its partner, officer, or
director beneficially owns more
than 1/2 of 1% of said company's
securities, if all such persons
owning more than 1/2 of 1% of such
company's securities, own in the
aggregate more than 5% of the
outstanding securities of such
company; (12) borrow or pledge its
credit under normal circumstances,
except up to 10% of its gross
assets (computed at the lower of
fair market value or cost) for
temporary or emergency purposes,
and not for the purpose of
leveraging its investments, and
provided further that any borrowing
in excess of 5% of the total assets
of the Fund shall have asset
coverage of at least 3 to1; (13)
make itself or its assets liable
for the indebtedness of others;
(14) invest in securities which are
assessable or involve unlimited
liability; or (15) issue senior
securities except for those
investment procedures permissible
under the Fund's other
restrictions.

Although not fundamental policies
subject to shareholder vote,
Babson-Stewart Ivory International
Fund may not engage in any of the
following activities:  (1) invest
directly in oil, gas, or other
mineral exploration or development
programs: (2) invest more than 5%
of its total assets in securities
which are restricted as to future
sale; (3) invest more than 5% of
its total assets in puts, calls,
straddles, spreads, and any
combination thereof (the Fund will
engage in options transactions for
hedging purposes only); and (4)
purchase warrants, valued at the
lower of cost or market, in excess
of 5% of the value of the Fund's
net assets.  Included within that
amount, but not to exceed 2% of the
value of the Fund's net assets, may
be warrants which are not listed on
the New York or American Stock
Exchange.  Warrants acquired by the
Fund at any time in units or
attached to securities are not
subject to this restriction.

Babson Bond Trust will not: (1)
purchase any investment security
for credit or on margin, except
such short-term credits as are
necessary for the clearance of
transactions; (2) participate on a
joint or a joint-and-several basis
in any trading account in
securities; (3) sell any securities
short; (4) borrow money, securities
or other property in any event or
for any purpose whatsoever, or
issue any security senior to the
shares authorized by the Trust
Indenture; (5) lend money,
securities or other assets of the
Trust for any purpose whatsoever,
provided, however, that the
acquisition of any publicly
distributed securities shall not be
held or construed to be the making
of a loan; (6) mortgage, pledge,
hypothecate or encumber in any
manner whatsoever any investment
securities at any time owned or
held by the Trust; (7) underwrite
or participate in the underwriting
of any securities; (8) purchase
shares of other investment
companies except in the open market
at ordinary broker's commission or
pursuant to a plan of merger or
consolidation; (9) acquire any
security issued by any issuer in
which an officer, director or
stockholder of such issuer is a
Trustee of the Trust or an officer
or director of a principal
underwriter (as defined in the
Investment Company Act of 1940) if
after the purchase of such security
one or more of the Trustees owns
beneficially more than 1/2 of 1% of
the capital stock of such issuer
and such Trustees together own
beneficially more than 5% of the
capital stock of such issuer; (10)
acquire any security of another
issuer if immediately after and as
a result of such acquisition the
market value of such securities of
such other issuer shall exceed 5%
of the market value of the total
assets of the Trust or the Trust
shall own more than 10% of the
outstanding voting securities of
such issuer (this restriction does
not apply to securities issued by
the United States or any state,
county or municipality thereof;
(11) invest more than 25% of the
value of its assets in any one
industry; (12) engage in the
purchase or sale of real estate or
commodities; (13) invest in
companies for the purpose of
exercising control of management;
or (14) purchase any securities
which are subject to legal or
contractual restrictions, i.e.,
restricted securities which may not
be distributed publicly without
registration under the Securities
Act of 1933.

Babson Money Market Fund will not:
(1) invest in equity securities or
securities convertible into
equities; (2) purchase the
securities of any issuer (other
than obligations issued or
guaranteed as to principal and
interest by the government of the
United States, its agencies or
instrumentalities), if as a result,
(a) more than 5% of the Fund's
total assets (taken at current
value) would be invested in the
securities of such issuer, or (b)
the Fund would hold more than 10%
of any class of securities of such
issuer (for this purpose, all debts
and obligations of an issuer
maturing in less than one year are
treated as a single class of
securities); (3) borrow money in
excess of 15% of its total assets
taken at market value, and then
only from banks as a temporary
measure for extraordinary or
emergency purposes; the Fund will
not borrow to increase income
(leveraging) but only to facilitate
redemption requests which might
otherwise require untimely
dispositions of Portfolio
securities; the Fund will repay all
borrowings before making additional
investments, and interest paid on
such borrowings will reduce net
income; (4) mortgage, pledge or
hypothecate its assets except in an
amount up to 15% (10% as long as
the Fund's shares are registered
for sale in certain states) of the
value of its total assets but only
to secure borrowings for temporary
or emergency purposes; (5) issue
senior securities, as defined in
the Investment Company Act of 1940,
as amended; (6) underwrite
securities issued by other persons;
(7) purchase or sell real estate,
but this shall not prevent
investment in obligations secured
by real estate; (8) make loans to
other persons, except by the
purchase of debt obligations which
are permitted under its investment
policy; (9) purchase securities on
margin or sell short;  (10)
purchase or retain securities of an
issuer if to the knowledge of the
Fund's management those directors
of the Fund, each of whom owns more
than 1/2 of 1% of such securities,
together own more than 5% of the
securities of such issuer; (11)
purchase or sell commodities or
commodity contracts; (12) write or
invest in put, call, straddle or
spread options or invest in
interests in oil, gas or other
mineral exploration or development
programs; (13) invest in companies
for the purpose of exercising
control; (14) invest in securities
of other investment companies,
except as they may be acquired as
part of a merger, consolidation or
acquisition of assets; (15) invest
more than 5% of the value of its
total assets at the time of
investment in the securities of any
issuer or issuers which have
records of less than three years
continuous operation, including the
operation of any predecessor, but
this limitation does not apply to
securities issued or guaranteed as
to interest and principal by the
U.S. government or its agencies or
instrumentalities; or (16) purchase
any securities which would cause
more than 25% of the value of a
Portfolio's total net assets at the
time of such purchase to be
invested in any one industry;
provided, however, the Prime
Portfolio reserves freedom of
action to invest up to 100% of its
assets in certificates of deposit
or bankers' acceptances of domestic
branches of U.S. banks.

There is no limitation with respect
to investments in U.S. Treasury
Bills, or other obligations issued
or guaranteed by the federal
government, its agencies and
instrumentalities.

Babson Tax-Free Income Fund will
not: (1) invest in equity
securities or securities
convertible into equities; (2)
purchase more than 10% of the
outstanding publicly issued debt
obligations of any issuer; (3)
borrow money in any Portfolio
except for temporary emergency
purposes, and then only in an
amount not exceeding 10% of the
value of the total assets of that
Portfolio; (4) mortgage, pledge or
hypothecate the assets of any
Portfolio to an extent greater than
10% of the value of the net assets
of that Portfolio; (5) issue senior
securities, as defined in the
Investment Company Act of 1940, as
amended; (6) underwrite any issue
of securities; (7) purchase or sell
real estate, but this shall not
prevent investment in municipal
bonds secured by real estate; (8)
make loans to other persons, except
by the purchase of bonds,
debentures or similar obligations
which are publicly distributed; (9)
purchase securities on margin or
sell short;  (10) purchase or
retain securities of an issuer if
to the knowledge of the Fund's
management those directors of the
Fund, each of whom owns more than 1/2
of 1% of such securities, together
own more than 5% of the securities
of such issuer; (11) purchase or
sell commodities or commodity
contracts; (12) invest in put,
call, straddle or special options;
(13) purchase securities of any
issuer (except the U.S. government,
its agencies and instrumentalities,
and any municipal bond guaranteed
by the U.S. government) in any
Portfolio if, as a result, more
than 5% of the total assets of that
Portfolio would be invested in the
securities of such issuer; for
purposes of this limitation,
"issuer" will be based on a
determination of the source of
assets and revenues committed to
meeting interest and principal
payments of each security, and a
government entity which guarantees
the securities issued by another
entity is also considered an issuer
of that security; (14) invest in
companies for the purpose of
exercising control; (15) invest in
securities of other investment
companies, except as they may be
acquired as part of a merger,
consolidation or acquisition of
assets; (16) invest more than 5% of
the value of its total assets at
the time of investment in the
securities of any issuer or issuers
which have records of less than
three years continuous operation,
including the operation of any
predecessor, but this limitation
does not apply to securities issued
or guaranteed as to interest and
principal by the U.S. government or
its agencies or instrumentalities.


Portfolio Transactions.  Decisions
to buy and sell securities for the
Funds are made by Jones & Babson,
Inc. pursuant to recommendations by
David L. Babson & Co. Inc. and
Babson-Stewart Ivory International.
Officers of the Funds and Jones &
Babson, Inc. are generally
responsible for implementing or
supervising these decisions,
including allocation of portfolio
brokerage and principal business
and the negotiation of commissions
and/or the price of the securities.
Portfolio turnover will be no more
than is necessary to meet the
Funds' investment objectives.
Under normal circumstances, it is
anticipated that the Funds'
portfolio turnover will not exceed
100%.

In instances where securities are
purchased on a commission basis,
the Funds will seek competitive and
reasonable commission rates based
on circumstances of the trade
involved and to the extent that
they do not detract from the
quality of the execution.  The
Funds, in purchasing and selling
portfolio securities, will seek the
best available combination of
execution and overall price (which
shall include the cost of the
transaction) consistent with the
circumstances which exist at the
time.  The Funds do not intend to
solicit competitive bids on each
transaction.

The Funds believe it is in its
best interest and that of their
shareholders to have a stable and
continuous relationship with a
diverse group of financially strong
and technically qualified broker-
dealers who will provide quality
executions at competitive rates.
Broker-dealers meeting these
qualifications also will be
selected for their demonstrated
loyalty to the Funds, when acting
on their behalf, as well as for any
research or other services provided
to the Funds.  Substantially all of
the equity portfolio transactions
(except for the Babson-Stewart
Ivory International Fund) are
through brokerage firms which are
members of the New York Stock
Exchange which is typically the
most active market in the size of
the Fund's transactions and for the
types of securities predominant in
the Fund's portfolio.  Commissions
of transactions executed on foreign
exchanges are generally on a fixed
basis.  The Babson-Stewart Ivory
International Fund endeavors to
obtain the rate of such commission
in good faith so as to achieve the
most favorable results under the
circumstances of each transaction.
When buying securities in the over-
the-counter market, the Funds will
select a broker who maintains a
primary market for the security
unless it appears that a better
combination of price and execution
may be obtained elsewhere.  The
Funds normally will not pay a
higher commission rate to broker-
dealers providing benefits or
services to it than it would pay to
broker-dealers who do not provide
it such benefits or services.
However, the Funds reserve the
right to do so within the
principles set out in Section 28(e)
of the Securities Exchange Act of
1934 when it appears that this
would be in the best interests of
the shareholders.

No commitment is made to any
broker or dealer with regard to
placing of orders for the purchase
or sale of Fund portfolio
securities, and no specific formula
is used in placing such business.
Allocation is reviewed regularly by
both the Board of Directors of the
Funds and Jones & Babson, Inc.

Since the Funds do not currently
market shares through intermediary
brokers or dealers, it is not the
Funds' practice to allocate
brokerage or principal business on
the basis of sales of its shares
which may be made through such
firms.  However, it may place
portfolio orders with qualified
broker-dealers who recommend the
Funds to other clients, or who act
as agents in the purchase of the
Funds' shares for their clients.

Research services furnished by
broker-dealers may be useful to the
Fund managers in serving other
clients, as well as the Funds.
Conversely, the Funds may benefit
from research services obtained by
the managers from the placement of
portfolio brokerage of other
clients.

When it appears to be in the best
interests of its shareholders, the
Funds may join with other clients
of the managers in acquiring or
disposing of a portfolio holding.
Securities acquired or proceeds
obtained will be equitably
distributed between the Funds and
other clients participating in the
transaction.  In some instances,
this investment procedure may
affect the price paid or received
by the Funds or the size of the
position obtained by the Funds.

For the past three fiscal years
each year, the total dollar amount
of brokerage commissions paid by
the Funds were as follows:

Growth - $488,655, $208,141 and
$129,998 for 1999, 1998 and 1997
respectively;  Enterprise -
$ 92,129*, $264,561 and $306,945;
Enterprise II - $64,350*, $95,748
and $52,014;  Value - $866,352*,
$1,103,306 and $669,271;  Shadow
	$ 38,503, $81,743 and $8,350;
International - $260,815, $268,815
and $229,337.

*Denotes seven month figures.

PERFORMANCE MEASURES

The Funds may advertise "average
annual total return" over various
periods of time. Such total return
figures show the average percentage
change in value of an investment in
the Funds from the beginning date
of the measuring period to the end
of the measuring period. These
figures reflect changes in the
price of the Funds' shares and
assume that any income dividends
and/or capital gains distributions
made by the Funds during the period
were reinvested in shares of the
Funds. Figures will be given for
recent one-, five- and ten-year
periods (if applicable), and may be
given for other periods as well
(such as from commencement of the
Funds' operations, or on a year-by-
year basis). When considering
"average" total return figures for
periods longer than one year, it is
important to note that a Fund's
annual total return for any one
year in the period might have been
greater or less than the average
for the entire period.

From time to time, the Babson Money
Market Fund and the Babson Tax-Free
Income Fund Portfolio MM may quote
their yields in advertisements,
shareholder reports or other
communications to shareholders.
Yield information is generally
available by calling the Funds toll
free 1-800-4-BABSON (1-800-422-
2766), or in the Kansas City area
751-5900.  The current annualized
yield for the Money Market Fund and
Portfolio MM is computed by: (a)
determining the net change in the
value of a hypothetical pre-
existing account in each Fund or
Portfolio having a balance of one
share at the beginning of a seven
calendar day period for which yield
is to be quoted, (b) dividing the
net change by the value of the
account at the beginning of the
period to obtain the base period
return, and (c) annualizing the
results (i.e., multiplying the base
period return by 365/7).  The net
change in value of the account
reflects the value of additional
shares purchased with dividends
declared on the original share and
any such additional shares, but
does not include realized gains and
losses or unrealized appreciation
and depreciation.  In addition,
each Fund may calculate a compound
effective yield by adding 1 to the
base period return (calculated as
described above, raising the sum to
a power equal to 465/7 and
subtracting 1).  For the seven-day
period ended June 30, 1999, the
current annualized yield and
compound effective yield of Money
Market Portfolio Prime was 4.09%
and 4.10%, of Money Market
Portfolio Federal was 3.96% and
4.00% and of Tax-Free Income
Portfolio MM was 2.91% and 3.03%.
At June 30, 1999, the average
maturity of Federal was 35 days, of
Prime was 38 days and of Portfolio
MM was 42 days.

Performance Comparisons.  In
advertisements or in reports to
shareholders, the Funds may compare
their performance to that of other
mutual funds with similar
investment objectives and to stock
or other relevant indices. For
example, they may compare their
performance to rankings prepared by
Lipper Analytical Services, Inc.
(Lipper) or Morningstar, Inc., two
widely recognized independent
services which monitor the
performance of mutual funds. The
Funds may compare their performance
to the Standard & Poor's 500 Stock
Index (S&P 500), an index of
unmanaged groups of common stocks,
the Dow Jones Industrial Average, a
recognized unmanaged index of
common stocks of 30 industrial
companies listed on the NYSE, the
MSCI/EAFE, an index of unmanaged
stocks from 20 international
markets, the S&P Barra Value, a
capitalization weighted index
associated with "value" stocks, the
S&P Barra Growth, a capitalization
weighted index associated with
"growth" stocks, the Russell 2000
Index, an index that measures the
performance of the smallest 2000
publicly traded companies, the
Lehman Brothers Aggregate Bond
Index, an index of government,
corporate and agency bonds, the
Lehman Brothers Intermediate
Government Corporate Index, an
index of government, agency and
corporate notes between 1 and 10
years maturities, or the Consumer
Price Index. Performance
information, rankings, ratings,
published editorial comments and
listings as reported in national
financial publications such as
Kiplinger's Personal Finance
Magazine, Business Week,
Morningstar Mutual Funds,
Investor's Business Daily,
Institutional Investor, The Wall
Street Journal, Mutual Fund
Forecaster, No-Load Investor,
Money, Forbes, Fortune and Barron's
may also be used in comparing
performance of the Fund.
Performance comparisons should not
be considered as representative of
the future performance of any Fund.

Performance rankings,
recommendations, published
editorial comments and listings
reported in Money, Barron's,
Kiplinger's Personal Finance
Magazine, Financial World, Forbes,
U.S. News & World Report, Business
Week, The Wall Street Journal,
Investors Business Daily, USA
Today, Fortune and Stanger's may
also be cited (if the Funds are
listed in any such publication) or
used for comparison, as well as
performance listings and rankings
from Morningstar Mutual Funds,
Personal Finance, Income and
Safety, The Mutual Fund Letter, No-
Load Fund Investor, United Mutual
Fund Selector, No-Load Fund
Analyst, No-Load Fund X, Louis
Rukeyser's Wall Street newsletter,
Donoghue's Money Letter, CDA
Investment Technologies, Inc.,
Wiesenberger Investment Companies
Service and Donoghue's Mutual Fund
Almanac.

TOTAL RETURN

The Funds' "average annual total
return" figures described and shown
below are computed according to a
formula prescribed by the
Securities and Exchange Commission.
The formula can be expressed as
follows:

P(1+T)n	=	ERV

Where:	P	=	a hypothetical initial payment of $1,000

	T	=	average annual total
return

	n	=	number of years

	ERV	=	Ending Redeemable Value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5 or 10
                        year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

The table below shows the average
total return for each Fund for the
specified periods.

For the one year 7/1/98-6/30/99

Growth                  17.04%
Enterprise              -11.30%
Enterprise II           0.00%
Value                   5.63%
Shadow Stock            -0.25%
Stewart Ivory International	3.76%
Bond Trust - L          1.88%
Bond Trust - S          3.22%
Tax-Free Income - L	1.70%
Tax-Free Income - S	1.96%
Tax-Free Income - MM	2.70%
Money Market - Federal	4.31%
Money Market - Prime	4.38%

For the five years 7/1/94 -
6/30/99

Growth                  23.33%
Enterprise              12.54%
Enterprise II           15.65%
Value                   19.95%
Shadow Stock            15.40%
Stewart Ivory International	8.12%
Bond Trust - L          6.86%
Bond Trust - S          6.61%
Tax-Free Income - L	5.98%
Tax-Free Income - S	4.30%
Tax-Free Income - MM	3.00%
Money Market - Federal	4.60%
Money Market - Prime	4.66%


For the ten years 7/1/89 - 6/30/99

Growth                  14.89%
Enterprise              12.44%
Enterprise II           14.30%*
Value                   15.51%
Shadow Stock            11.35%
Stewart Ivory International	9.41%
Bond Trust - L          7.51%
Bond Trust - S          7.16%
Tax-Free Income - L	6.46%
Tax-Free Income - S	5.20%
Tax-Free Income - MM	3.31%
Money Market - Federal	4.65%
Money Market - Prime	4.72%
*Inception date 8/5/91.

___________________________________
_______
HOW THE FUND'S SHARES ARE
DISTRIBUTED

Jones & Babson, Inc., as agent of
the Funds agrees to supply its best
efforts as sole distributor of the
Funds' shares and, at its own
expense, pay all sales and
distribution expenses in connection
with their offering other than
registration fees and other
government charges.  Jones &
Babson, Inc. is located at BMA
Tower, 700 Karnes Blvd., Kansas
City, MO  64108-3306.

Jones & Babson, Inc. does not
receive any fee or other
compensation under the distribution
agreement which continues in effect
until October 31, 1999, and which
will continue automatically for
successive annual periods ending
each October 31, if continued at
least annually by the Funds' Board
of Directors, including a majority
of those Directors who are not
parties to such Agreements or
interested persons of any such
party.  It terminates automatically
if assigned by either party or upon
60 days written notice by either
party to the other.

Jones & Babson, Inc. also acts as
sole distributor of the shares for
UMB Scout Stock Fund, Inc., UMB
Scout Bond Fund, Inc., UMB Scout
Money Market Fund, Inc., UMB Scout
Tax-Free Money Market Fund, Inc.,
UMB Scout Regional Fund, Inc., UMB
Scout WorldWide Fund, Inc., UMB
Scout Balanced Fund, Inc., UMB
Scout Capital Preservation Fund,
Inc., UMB Scout Kansas Tax-Exempt
Bond Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund,
Inc., Buffalo USA Global Fund,
Inc., Buffalo Small Cap Fund, Inc.
and AFBA Five Star Fund, Inc.
PURCHASE AND REDEMPTION SERVICES

We reserve the right to:

Waive or increase the minimum
investment requirements with
respect to any person or class of
persons, which include shareholders
of the Funds' special investment
programs.
Cancel or change the
telephone/Fund web site investment
service, the telephone/internet
exchange service and the automatic
monthly investment plan without
prior notice to you where in the
best interest of the Funds and
theirs investors.
Cancel or change the
telephone/Fund web site  redemption
service at any time without notice.
Begin charging a fee for the
telephone investment service or the
automatic monthly investment plan
and to cancel or change these
services upon 15 days written
notice to you.
Begin charging a fee for the
telephone/Fund web site service and
to cancel or change the service
upon 60 days written notice to you.
Begin charging a fee for the
systematic redemption plan upon 30
days written notice to you.
Waive signature guarantee
requirements in certain instances
where it appears reasonable to do
so and will not unduly affect the
interests of other shareholders.
We may waive the signature
guarantee requirement if you
authorize the telephone/Fund web
site redemption method at the same
time you submit the initial
application to purchase shares.
Require signature guarantee if
there appears to be a pattern of
redemptions designed to avoid the
signature guarantee requirement, or
if we have other reason to believe
that this requirement would be in
the best interests of the Funds and
their shareholders.

HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for the
consequences of delays, including
delays in the banking or Federal
Reserve wire systems.  We cannot
process transaction requests that
are not complete and in good order
as described in the prospectus.  If
you use the services of any other
broker to purchase or redeem shares
of the Funds, that broker may
charge you a fee.  Each order
accepted will be fully invested in
whole and fractional shares, unless
the purchase of a certain number of
whole shares is specified, at the
net asset value per share next
effective after the order is
accepted by the Funds.

Each investment is confirmed by a
year-to-date statement which
provides the details of the
immediate transaction, plus all
prior transactions in your account
during the current year. This
includes the dollar amount
invested, the number of shares
purchased or redeemed, the price
per share, and the aggregate shares
owned.  A transcript of all
activity in your account during the
previous year will be furnished
each January.  By retaining each
annual summary and the last year-
to-date statement, you have a
complete detailed history of your
account which provides necessary
tax information.  A duplicate copy
of a past annual statement is
available from Jones & Babson, Inc.
at its cost, subject to a minimum
charge of $5 per account, per year
requested.

The shares which you purchase are
held by the Funds in open account,
thereby relieving you of the
responsibility of providing for the
safekeeping of a negotiable share
certificate.  Jones & Babson does
not intend to issue new
certificated shares for any
accounts.

If an order to purchase shares
must be canceled due to non-
payment, the purchaser will be
responsible for any loss incurred
by the Funds arising out of such
cancellation.  To recover any such
loss, the Funds reserve the right
to redeem shares owned by any
purchaser whose order is canceled,
and such purchaser may be
prohibited or restricted in the
manner of placing further orders.

The Funds reserve the right in its
sole discretion to withdraw all or
any part of the offering made by
the prospectus or to reject
purchase orders when, in the
judgment of management, such
withdrawal or rejection is in the
best interest of the Funds and
their shareholders.

The Funds may accept investments
in kind of stocks based on
judgments as to whether, in each
case, acceptance of stock will
allow the Fund to acquire the stock
at no more than net cost of
acquiring it through normal
channels, and whether the stock has
restrictions on its sale by the
Fund under the Securities Act of
1933.  Fund shares purchased in
exchange for stock are issued at
net asset value.

The Funds reserve the right to
refuse to accept orders for Fund
shares unless accompanied by
payment, except when a responsible
person has indemnified the Fund
against losses resulting from the
failure of investors to make
payment. In the event that the
Funds sustain a loss as the result
of failure by a purchaser to make
payment, the Funds' underwriter,
Jones & Babson, Inc., will cover
the loss.

REDEMPTION OF SHARES

We will not be responsible for the
consequences of delays, including
delays in the banking or Federal
Reserve wire systems.  We cannot
process transaction requests that
are not complete and in good order.
We must receive an endorsed share
certificate with a signature
guarantee, where a certificate has
been issued.

The Telephone/Fund Web Site
Redemption Service may only be used
for non certificated shares held in
an open account.  We reserve the
right to refuse a telephone or Fund
web site redemption request.  At
our option, we may pay such
redemption by wire or check.  We
may reduce or waive the $10 charge
for wiring redemption proceeds in
connection with certain accounts.

To participate in the Systematic
Redemption Plan your dividends and
capital gains distributions must be
reinvested in additional shares of
the Funds.

The right of redemption may be
suspended, or the date of payment
postponed beyond the normal three-
day period under the following
conditions authorized by the
Investment Company Act of 1940:
(1) for any period (a) during which
the New York Stock Exchange is
closed, other than customary
weekend and holiday closing, or (b)
during which trading on the New
York Stock Exchange is restricted;
(2) for any period during which an
emergency exists as a result of
which (a) disposal by the Funds of
securities owned by it is not
reasonably practicable, or (b) it
is not reasonably practicable for
the Funds to determine the fair
value of its net assets; or (3)
under certain circumstances where
certain shareholders are attempting
to "time the market"  by purchasing
and redeeming shares from the Funds
on a regular basis; or (4) for such
other periods as the Securities and
Exchange Commission may by order
permit for the protection of the
Fund's shareholders.

Babson Money Market Fund and
Portfolio MM of Babson Tax-Free
Income Fund may accept drafts
(checks) on the form provided by
the Fund without the necessity of
an accompanying guarantee of
signature, and drawn on the
registered shareholder account, to
redeem sufficient shares in the
registered shareholder account and
to deposit the proceeds in a
special account at UMB Bank, n.a.
for transmission through the
commercial banking system to the
credit of the draft payee.  The
drafts must be in at least the
amount of $500, and may be drawn
only against shares held in open
account (no certificate
outstanding).  The Funds and their
Manager may refuse to honor drafts
where there are insufficient open
account shares in the registered
account, or where shares to be
redeemed which were purchased by
check have been held for less than
15 days, and to the specific
conditions relating to this
privilege as well as the general
conditions set out above.

The Funds have elected to be
governed by Rule 18f-1 under the
Investment Company Act of 1940
pursuant to which the Funds are
obligated to redeem shares solely
in cash up to the lesser of
$250,000 or 1% of the Funds' net
asset value during any 90-day
period for any one shareholder.
Should redemptions by any
shareholder exceed such limitation,
the Funds may redeem the excess in
kind.  If shares are redeemed in
kind, the redeeming shareholder may
incur brokerage costs in converting
the assets to cash.  The method of
valuing securities used to make
redemptions in kind will be the
same as the method of valuing
portfolio securities described
under "How Share Price is
Determined" in the Prospectus, and
such valuation will be made as of
the same time the redemption price
is determined.

MANAGEMENT AND
INVESTMENT ADVISER

As a part of the Management
Agreement, Jones & Babson, Inc.
employs at its own expense David L.
Babson & Co. Inc. and for the
Babson-Stewart Ivory International
Fund, Babson-Stewart Ivory
International, as its investment
advisers.  David L. Babson & Co.
Inc. was founded in 1940 as a
private investment research and
counseling organization.  David L.
Babson & Co. Inc. serves
individual, corporate and other
institutional clients.  It
participates with Jones & Babson in
the management of nine Babson no-
load mutual funds.  Babson-Stewart
Ivory International is a
partnership formed in 1987, by
David L. Babson & Co. of Cambridge,
Massachusetts and Stewart Ivory &
Company (International) Ltd, a
wholly owned subsidiary of Stewart
Ivory (Holdings), Ltd., of
Edinburgh, Scotland.

The aggregate management fees paid
to Jones & Babson, Inc. by the
Funds during the three most recent
fiscal years ended June 30, 1999,
1998, and 1997 (from which Jones &
Babson, Inc. paid all the Funds'
expenses except those payable
directly by the Funds) were
$3,699,538, $3,251,137, and
$2,566,555, respectively for the
Growth Fund; $990,364*, $2,199,612
and $2,176,042 for the Enterprise
Fund; $513,015*, $998,783 and
$760,997 for the Enterprise Fund
II; $7,202,092*, $5,468,960 and
$3,911,594 for the Value Fund;
$374,771, $527,001 and $379,685 for
the Shadow Stock Fund; $884,366,
$995,338 and $857,963 for the
Stewart Ivory International Fund;
$691,818*, $1,226,260 and
$1,275,822 for the Bond Trust
Portfolio L; $215,212*, $370,143
and $254,164 for the Bond Trust
Portfolio S (does not include the effect of fee waiver); $448,280, $426,396 and
$436,044 for the Money Market Fund;
$513,722, $530,401 and $535,180 for
the Tax-Free Income Fund.  Figures
followed by an asterisk (*) denote
7 month figures due to a change in
fiscal year end from November 30 to
June 30.  The annual fee charged by
Jones & Babson, Inc. covers all
normal operating costs of the
Funds. The annual fee charged by
Jones & Babson, Inc. is higher than
the fees of most other investment
advisers whose charges cover only
investment advisory services with
all remaining operational expenses
absorbed directly by the Funds.
Yet, it compares favorably with
these other advisers when all
expenses to Funds shareholders are
taken into account.

David L. Babson & Co. Inc. has an
experienced investment analysis and
research staff which eliminates the
need for Jones & Babson, Inc. and
the Funds to maintain an extensive
duplicate staff, with the
consequent increase in the cost of
investment advisory service.  Jones
& Babson, Inc. pays David L. Babson
& Co. Inc. a fee of 30/100 of one
percent (0.30%) for the first $100
million, 25/100 of one percent
(0.25%) on the next $150 million
and 20/100 of one percent (0.20%)
for amounts in excess of $250
million of Growth Fund's average
daily total net assets; 70/100 of
one percent (0.70%) of the first
$30 million and 50/100 of one
percent (0.50%) of amounts in
excess of $30 million of Enterprise
Fund's; 70/100 of one percent
(0.70%) of the first $30 million
and 50/100 of one percent (0.50%)
of amounts in excess of $30 million
of Enterprise Fund II's; 35/100 of
one percent (0.35%) of Value
Fund's; 25/100 of one percent
(0.25%) of Shadow Stock Fund's;
475/1000 of one percent (0.475%) of
Stewart Ivory International Fund's;
25/100 of one percent (0.25%) of
Bond Trust Portfolio L's; 15/100 of
one percent (0.15%) of Bond Trust
Portfolio S's (through March 1,
2000); 20/100 of one percent
(0.20%) of Money Market Fund
Portfolio Federal and Prime's;
25/100 of one percent (0.25%) of
Tax-Free Income Fund Portfolio L's,
25/100 of one percent (0.25%) of
Tax-Free Income Fund Portfolio S's,
10/100 of one percent (0.10%) of
Tax-Free Income Fund Portfolio
MM's,  which is computed daily and
paid semimonthly.  The cost of the
services of David L. Babson & Co.
Inc. is included in the services of
Jones & Babson, Inc.  During the
three most recent fiscal years
ended June 30, 1999, 1998 and 1997,
Jones & Babson, Inc. paid David L.
Babson & Co. Inc. fees amounting to
$1,128,746, $1,003,328, and
$800,947, respectively for the
Growth Fund,  $486,539*, $1,088,793
and $1,088,713 for the Enterprise
Fund; $249,077*, $486,060 and
$365,461 for the Enterprise Fund
II; $2,652,720*, $5,468,960 and
$3,911,594 for the Value Fund;
$117,145, $131,750 and $94,921 for
the Shadow Stock Fund; $93,716,
$497,669 and $428,982 for the
Stewart Ivory International Fund;
$182,021*, $323,879 and $335,133
for the Bond Trust Portfolio L;
$33,198*, $58,443 and $58,337 for
the Bond Trust Portfolio S;
$105,477, $100,325 and $102,869 for
the Money Market Fund; $131,478,
$136,416 and $137,997 for the Tax-
Free Income Fund, related to
services provided to the Funds.
Figures followed by an asterisk (*)
denote seven month figures due to a
change in fiscal year end from
November 30 to June 30.

Controlling Persons.  Certain
officers and directors of the Funds
are also officers or directors or
both of  Jones & Babson, Inc.,
Babson-Stewart Ivory International
or David L. Babson & Co. Inc.

Jones & Babson, Inc. is a wholly-
owned subsidiary of Business Men's
Assurance Company of America which
is considered to be a controlling
person under the Investment Company
Act of 1940. Assicurazioni Generali
S.p.A., an insurance organization
founded in 1831 based in Trieste,
Italy, is considered to be a
controlling person and is the
ultimate parent of Business Men's
Assurance Company of America.
Mediobanca is a 5% owner of
Generali.

David L. Babson & Co. Inc. is a
wholly-owned subsidiary of DLB
Acquisition Corporation, an
indirect, majority owned subsidiary
of Massachusetts Mutual Life
Insurance Company headquartered in
Springfield, Massachusetts.
Massachusetts Mutual Life Insurance
Company is an insurance
organization founded in 1851 and is
considered to be a controlling
person of David L. Babson & Co.
Inc., under the Investment Company
Act of 1940.  Babson-Stewart Ivory
International is a partnership
formed in 1987 by David L. Babson &
Co. Inc. and Stewart Ivory &
Company Ltd.

OFFICERS AND DIRECTORS

The officers of the Funds manage
their day-to-day operations.  The
Funds' manager and their officers
are subject to the supervision and
control of the Board of Directors.
The following table lists the
officers and directors of the Funds
and their ages.  Unless noted
otherwise, the address of each
officer and director is BMA Tower,
700 Karnes Blvd., Kansas City,
Missouri 64108-3306.  Except as
indicated, each has been an
employee of Jones & Babson, Inc.
for more than five years.

*	Larry D. Armel (58), President and
Director. President and Director,
Jones & Babson, Inc., and of each
of the Babson Funds, UMB Scout
Funds, Buffalo Funds and the
Investors Mark Series Fund, Inc.;
President and Trustee, D.L. Babson
Bond Trust; Director, AFBA Five
Star Fund, Inc.

Francis C. Rood (65), Director.
	Retired, 73-395 Agave Lane,
Palm Desert, California 92260-6653.
Formerly Vice President of Finance,
Hallmark Cards, Inc.; Director, of
each of the Babson Funds, Buffalo
Funds and the Investors Mark Series
Fund, Inc.; Trustee, D.L. Babson
Bond Trust.

William H. Russell (75), Director.
Financial Consultant, 645 West 67th
Street, Kansas City, Missouri
64113; previously Vice President,
Sprint; Director, of each of the
Babson Funds, Buffalo Funds and the
Investors Mark Series Fund, Inc.;
Trustee, D.L. Babson Bond Trust.

H. David Rybolt (57), Director.
Consultant, HDR Associates, P.O.
Box 2468, Shawnee Mission, Kansas
66201; Director, of each of the
Babson Funds, (except the Babson-
Stewart Ivory International Fund,
Inc.) Buffalo Funds and the
Investors Mark Series Fund, Inc.;
Trustee, D.L. Babson Bond Trust.

James T. Jensen (70), Director.
Chief Executive Officer, Jensen
Associates, Inc., 892 Worcester
Street, Suite 210, Wellesley,
Massachusetts 02482; Director, of
Babson-Stewart Ivory International
Fund, Inc.

Richard J. Phelps (71), Director.
Chairman, Phelps Industries, Inc.,
122 Quincy Shore Drive, Quincy,
Massachusetts 02171.  Trustee, The
DLB Fund Group; Director, Superior
Pet Products (Aust.) Pty. Ltd. And
Superior Pet Products, Ltd.
(England); Member, Board of
Overseers, Tufts University School
of Veterinary Medicine and Dean's
Council, Harvard Graduate School of
Education; Director, of Babson-
Stewart Ivory International Fund,
Inc.

P. Bradley Adams (39), Vice
President and Treasurer.  Vice
President and Treasurer, Jones &
Babson, Inc., and each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds; Vice President and
Chief Financial Officer, AFBA Five
Star Fund, Inc.; Principal
Financial Officer, Investors Mark
Series Fund, Inc.

Martin A. Cramer (49), Vice
President and Secretary.  Vice
President and Secretary, Jones &
Babson, Inc., and of each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds; Secretary and
Assistant Vice President, AFBA Five
Star Fund, Inc.; Secretary,
Investors Mark Series Fund, Inc.;

Constance E. Martin (38), Vice
President.  Shareholder Operations
Vice President and Director, Jones
& Babson, Inc.; Vice President, of
each of the Babson Funds, UMB Scout
Funds, Buffalo Funds and AFBA Five
Star Fund, Inc.

Rhonda L. Grimes (39), Vice
President.  Vice President and
Director Control and Technology
Integration, Jones & Babson, Inc.;
Vice President, of each of the
Babson Funds, AFBA Five Star Fund
and Buffalo Funds.  She joined
Jones & Babson in 1998.

W. Guy Cooke (38), Vice President.
Chief Compliance Officer, Jones &
Babson, Inc.; Vice President, of
each of the Babson Funds, AFBA Five
Star Fund and Buffalo Funds.  He
joined Jones & Babson in 1998.

Anthony M. Maramarco (50), Vice
President-Portfolio.  Senior Vice
President and Director, David L.
Babson & Co. Inc., One Memorial
Drive, Cambridge, Massachusetts
02142; Vice President-Babson Value
Fund, Inc. and Shadow Stock Fund,
Inc.

Edward L. Martin (50), Vice
President-Portfolio.  Executive
Vice President and Director, David
L. Babson & Co. Inc., One Memorial
Drive, Cambridge, Massachusetts
02142; Vice President-Babson Bond
Trust, Money Market Fund, Inc.,
D.L. Babson Tax-Free Income Fund,
Inc.

James B. Gribbell (32), Vice
President-Portfolio.  Vice
President, David L. Babson & Co.
Inc., One Memorial Drive,
Cambridge, Massachusetts 02142;
Vice President-Babson Growth Fund,
Inc.

Lance F. James (45), Vice
President-Portfolio.  Executive
Vice President and Director, David
L. Babson & Co. Inc., One Memorial
Drive, Cambridge, Massachusetts
02142; Vice President-Babson
Enterprise Fund, Inc. and Babson
Enterprise Fund II, Inc.



Remuneration of Officers, Directors
and Trustees. None of the officers,
directors or Trustees will be
remunerated by the Funds for their
normal duties and services.  Their
compensation and expenses arising
out of normal operations will be
paid by Jones & Babson, Inc. under
the provisions of the Management
Agreement.

Messrs. Rood, Russell, Rybolt,
Jensen and Phelps have no financial
interest in, nor are they
affiliated with either Jones &
Babson, Inc. or David L. Babson &
Co. Inc.  The Audit Committee of
the Board of Directors  for Babson-
Stewart Ivory International Fund,
Inc. is composed of Messrs. Jensen,
Phelps, Rood and Russell.  The
Audit Committee of the Board of
Directors for the other Babson
Funds is composed of Messrs. Rood,
Russell and Rybolt.

The officers, directors and
trustees of the Funds as a group
own less than 1% of the Fund.  To
the best information available to
the Manager, there are no
"Controlling Persons", shareholders
that constitute 5% or 25% of the
Funds.













COMPENSATION TABLE

                        Aggregate       Pension or Retirement
                        Compensation    Benefits Accrued As
Name of Director        From the Fund   Part of Fund Expenses
______________          _____________   __________________

Larry D. Armel*         --              --      --      --
Francis C. Rood         $500            --      --      $7,250
William H. Russell      $500            --      --      $7,250
H. David Rybolt         $500            --      --      $7,000
James T. Jensen         $3,375          --      --      $3,375
Richard J. Phelps       $3,250          --      --      $3,250

                        Estimated       Total Compensation
                        Annual Benefits From All Babson Funds
                        Upon Retirement Paid to Directors**
                        --------------- -------------------

Larry D. Armel*         --              --
Francis C. Rood         --              $7,250
William H. Russell      --              $7,250
H. David Rybolt         --              $7,000
James T. Jensen         --              $3,375
Richard J. Phelps       --              $3,250

*	As an "interested director," Mr. Armel received no compensation for his services as a director.

**	The amounts reported in this column reflect the total compensation paid to Messrs. Jensen and Phelps for services as directors of Babson-Stewart Ivory International Fund, Inc. Mr. Rybolt for services as director or trustee of eight Babson Funds and to Messrs. Rood and Russell for services as a directors or trustees of nine Babson Funds during the fiscal year ended June 30, 1999. Directors' fees are paid by the Funds' manager and not by the Funds themselves.




HOLIDAYS

The net asset value per share is
computed once daily, Monday
through Friday, at 4:00 p.m.
(Eastern Time) except:  days when
the Funds are not open for
business; days on which changes in
the value of portfolio securities
will not materially affect the net
asset value; days during which no
purchase or redemption order is
received by the Funds; and
customary holidays.

The Funds do not compute their
net asset value on the following
customary holidays:

        New Year's Day          January 1
        Martin Luther           Third Monday
        King, Jr. Day             in January
        Presidents' Holiday     Third Monday
                                  in February
        Good Friday             Friday before
                                  Easter
        Memorial Day            Last Monday
                                  in May
        Independence Day        July 4
        Labor Day               First Monday
                                  in September
        Thanksgiving Day        Fourth Thursday
                                  in November
        Christmas Day           December 25

DIVIDENDS, DISTRIBUTIONS AND
THEIR TAXATION

Distributions and Taxes

Distributions of net investment
income  In general, the Funds
receive income in the form of
dividends or interest on their
investments.  This income, less
expenses incurred in the operation
of a fund, constitutes a fund's
net investment income from which
dividends may be paid to
investors.  Any distributions by a
fund from such income will be
taxable to investors as ordinary
income, whether the investors take
them in cash or in additional
shares.

By meeting certain requirements of
the Internal Revenue Code,
Portfolios S and L of the Tax-Free
Income Fund have qualified and
continue to qualify to pay exempt-
interest dividends.  These
dividends are derived from
interest income exempt from
regular federal income tax, and
are not subject to regular federal
income tax when they are
distributed.  In addition, to the
extent that exempt-interest
dividends are derived from
interest on obligations of a state
or its political subdivisions, or
from interest on qualifying U.S.
territorial obligations (including
qualifying obligations of Puerto
Rico, the U.S. Virgin Islands or
Guam), they also will be exempt
from such state's personal income
taxes.  A state generally does not
grant tax-free treatment to
interest on state and municipal
securities of other states.

Portfolios S and L of the Tax-Free
Income Fund may earn taxable
income on any temporary
investments, on the discount from
stripped obligations or their
coupons, on income from securities
loans or other taxable
transactions, or on ordinary
income derived from the sale of
market discount bonds.  Any fund
distributions from such income
will be taxable as ordinary
income, whether received by
investors in cash or in additional
shares.

The Federal and Prime Portfolios
of the Money Market Fund,
Portfolio MM of the Tax-Free
Income Fund and Portfolios S and L
of the Bond Trust declare
dividends for each day that their
net asset value is calculated.
These dividends will equal all of
the daily net income payable to
shareholders of record as of the
close of business the preceding
day.  The daily net income
includes accrued interest and any
original issue or acquisition
discount, plus or minus any gain
or loss on the sale of portfolio
securities and changes in
unrealized appreciation or
depreciation in portfolio
securities (to the extent required
to maintain a constant net asset
value per share), less the
estimated expenses of the funds.

Distributions of capital gains  In
general, the funds may derive
capital gains and losses in
connection with sales or other
dispositions of their portfolio
securities. Distributions from net
short-term capital gains will be
taxable as ordinary income.
Distributions from net long-term
capital gains will be taxable as
long-term capital gain, regardless
of how long the fund shares have
been held.  Any net capital gains
realized by a fund generally will
be distributed once each year, and
may be distributed more
frequently, if necessary, in order
to reduce or eliminate excise or
income taxes on the fund.  Because
the Federal and Prime Portfolios
of the Money Market Fund and
Portfolio MM of the Tax-Free
Income Fund are money market
funds, they do not anticipate
realizing any long-term capital
gains.

Effect of foreign investments on
distributions  Most foreign
exchange gains realized on the
sale of debt securities are
treated as ordinary income by a
fund for tax purposes.  Similarly,
foreign exchange losses realized
by a fund on the sale of debt
securities are generally treated
as ordinary losses by the fund for
tax purposes.  These gains when
distributed will be taxable as
ordinary dividends, and any losses
will reduce a fund's ordinary
income otherwise available for
distribution.  This treatment
could increase or reduce a fund's
ordinary income distributions, and
may cause some or all of a fund's
previously distributed income to
be classified as a return of
capital.

The funds may be subject to
foreign withholding taxes on
income from certain of their
foreign securities.  If more than
50% of a fund's total assets at
the end of the fiscal year are
invested in securities of foreign
corporations, the fund may elect
to pass-through each investor's
pro rata share of foreign taxes
paid by the fund.  If this
election is made, the year-end
statement investors receive from
the fund will show more taxable
income than was actually
distributed.  However, investors
will be entitled to either deduct
their share of such taxes in
computing their taxable income or
(subject to limitations) claim a
foreign tax credit for such taxes
against their U.S. federal income
tax.  The fund will provide
investors with the information
necessary to complete their
individual income tax returns if
it makes this election.

Information on the tax character
of distributions  The funds will
inform you of the amount of your
ordinary income dividends and
capital gains distributions at the
time they are paid, and will
advise you of their tax status for
federal income tax purposes
shortly after the close of each
calendar year.  If you have not
held fund shares for a full year,
a fund may designate and
distribute to you, as ordinary
income or capital gain, a
percentage of income that is not
equal to the actual amount of such
income earned during the period of
your investment in the fund.

Election to be taxed as a
regulated investment company  Each
fund has elected to be treated as
a regulated investment company
under Subchapter M of the Internal
Revenue Code, has qualified as
such for its most recent fiscal
year, and intends to so qualify
during the current fiscal year.
As regulated investment companies,
the funds generally pay no federal
income tax on the income and gains
they distribute to you.  The board
reserves the right not to maintain
the qualification of a fund as a
regulated investment company if it
determines such course of action
to be beneficial to shareholders.
In such case, a fund will be
subject to federal, and possibly
state, corporate taxes on its
taxable income and gains, and
distributions to you will be taxed
as ordinary dividend income to the
extent of such fund's earnings and
profits.

Excise tax distribution
requirements  To avoid federal
excise taxes, the Internal Revenue
Code requires a fund to distribute
to you by December 31 of each
year, at a minimum, the following
amounts: 98% of its taxable
ordinary income earned during the
calendar year; 98% of its capital
gain net income earned during the
twelve month period ending October
31; and 100% of any undistributed
amounts from the prior year.  Each
fund intends to declare and pay
these amounts in December (or in
January that are treated by you as
received in December) to avoid
these excise taxes, but can give
no assurances that its
distributions will be sufficient
to eliminate all taxes.

Redemption of fund shares
Redemptions and exchanges of fund
shares are taxable transactions
for federal and state income tax
purposes.  If you redeem your fund
shares, or exchange your fund
shares for shares of a different
Babson Fund, the IRS will require
that you report a gain or loss on
your redemption or exchange.  If
you hold your shares as a capital
asset, the gain or loss that you
realize will be capital gain or
loss and will be long-term or
short-term, generally depending on
how long you hold your shares.
Any loss incurred on the
redemption or exchange of shares
held for six months or less will
be treated as a long-term capital
loss to the extent of any long-
term capital gains distributed to
you by the fund on those shares.

All or a portion of any loss that
you realize upon the redemption of
your fund shares will be
disallowed to the extent that you
buy other shares in such fund
(through reinvestment of dividends
or otherwise) within 30 days
before or after your share
redemption.  Any loss disallowed
under these rules will be added to
your tax basis in the new shares
you buy.

As to Portfolios S and L of the
Tax-Free Income Fund, any loss
incurred on the redemption or
exchange of shares held for six
months or less will be disallowed
to the extent of any exempt-
interest dividends distributed to
investors with respect to his or
her fund shares and any remaining
loss will be treated as a long-
term capital loss to the extent of
any long-term capital gains
distributed to the investor by the
fund on those shares.

As to the Federal and Prime
Portfolios of the Money Market
Fund and Portfolio MM of the Tax-
Free Income Fund, because the
funds seek to maintain a constant
$1.00 per share net asset value,
investors should not expect to
realize a capital gain or loss
upon redemption or exchange of
fund shares.

U.S. government obligations  Many
states grant tax-free status to
dividends paid to you from
interest earned on direct
obligations of the U.S.
government, subject in some states
to minimum investment requirements
that must be met by a fund.
Investments in Government National
Mortgage Association or Federal
National Mortgage Association
securities, bankers' acceptances,
commercial paper and repurchase
agreements collateralized by U.S.
government securities do not
generally qualify for tax-free
treatment.  The rules on exclusion
of this income are different for
corporations.

Dividends-received deduction for
corporations  If you are a
corporate shareholder, you should
note that dividends paid by the
following funds for the most
recent fiscal year qualified for
the dividends-received deduction
as set forth below:
	Value Fund 		 33%

	Growth Fund		 19%

	Shadow Stock Fund	100%

	Enterprise Fund		100%

	Enterprise Fund II	 70%

In some circumstances, you will be
allowed to deduct these qualified
dividends, thereby reducing the
tax that you would otherwise be
required to pay on these
dividends.  The dividends-received
deduction will be available only
with respect to dividends
designated by such fund as
eligible for such treatment.  All
dividends (including the deducted
portion) must be included in your
alternative minimum taxable income
calculation.

Because the Stewart-Ivory
International Fund's income is
derived primarily from investments
in foreign rather than domestic
U.S securities, no portion of its
distributions will generally be
eligible for the dividends-
received deduction.  None of the
dividends paid by the fund for the
most recent calendar year
qualified for such deduction, and
it is anticipated that none of the
current year's dividends will so
qualify.

Because the Money Market Fund's
(Federal and Prime Portfolios),
the Tax-Free Income Fund's
(Portfolios S, L and MM) and the
Bond Trust's (Portfolios S and L)
income consists of interest rather
than dividends, no portion of
their distributions will generally
be eligible for the dividends-
received deduction.  None of the
dividends paid by the funds for
the most recent calendar year
qualified for such deduction, and
it is anticipated that none of the
current year's dividends will so
qualify.

Investment in complex securities
The funds may invest in complex
securities.  These investments may
be subject to numerous special and
complex tax rules.  These rules
could affect whether gains and
losses recognized by a fund are
treated as ordinary income or
capital gain, accelerate the
recognition of income to a fund
and/or defer a fund's ability to
recognize losses, and, in limited
cases, subject a fund to U.S.
federal income tax on income from
certain of its foreign securities.
In turn, these rules may affect
the amount, timing or character of
the income distributed to you by a
fund.

GENERAL INFORMATION AND HISTORY

The Babson Bond Trust was
organized in Kansas City,
Missouri, as a common law trust
under an Agreement and Declaration
of Trust dated November 2, 1944,
which was amended and restated on
February 24, 1989. It originally
was known as Mutual Trust. When it
came under the management of Jones
& Babson, Inc., its name was
changed to Babson (D.L.) Income
Trust. On February 14, 1984,
shareholders changed its name to
D.L. Babson Bond Trust. On March
31, 1988, the issued and
outstanding shares of beneficial
interest of the Trust were
redesignated as "Portfolio L"
(longer term) and a second class
or series of shares known as
"Portfolio S" (shorter term) was
created.  Each full and fractional
share, when issued and
outstanding, has: (1) equal voting
rights with respect to matters
which affect the Trust in general
and with respect to matters
relating solely to the interests
of the Portfolio for which issued,
and (2) equal dividend,
distribution and redemption rights
to the assets of the Portfolio for
which issued and to general
assets, if any, of the Trust which
are not specifically allocated to
either Portfolio. Shares when
issued are fully paid and non-
assessable. Except for the
priority of each share in the
assets of its Portfolio, the Trust
will not issue any class of
securities senior to any other
class. The initial par value of
the shares was $1.00 each. On
September 30, 1955, this was
changed to $0.25 each, and three
additional shares at that time
were issued for each share then
outstanding. Shareholders do not
have pre-emptive or conversion
rights.



The other Babson Funds were
incorporated in Maryland as
follows:  The Growth Fund,
originally incorporated in
Delaware in 1959 and was merged
into a Maryland corporation in
1978, has a present authorized
capitalization of 100,000,000
shares of $1 par value common
stock; the Enterprise Fund on July
5, 1983, has a present authorized
capitalization of 20,000,000
shares of $1 par value common
stock; the Enterprise Fund II on
February 5, 1991, has a present
authorized capitalization of
10,000,000 shares of $1 par value
common stock; the Value Fund on
July 24, 1984, has a present
authorized capitalization of
50,000,000 shares of $1 par value
common stock; the Shadow Stock
Fund on June 3, 1987, has a
present authorized capitalization
of 10,000,000 shares of $1 par
value common stock; the Stewart
Ivory International Fund on
October 2, 1987, has a present
authorized capitalization of
10,000,000 shares of $1 par value
common stock; the Money Market
Fund on October 19, 1979, has a
present authorized capitalization
of 2,000,000,000 shares of $.01
par value common stock to be
issued in two separate classes;
the Tax-Free Income Fund on August
22, 1979, has a present authorized
capitalization of 200,000,000
shares of $.10 par value common
stock to be issued in three
separate classes;.  All shares are
of the same class unless otherwise
stated and with like rights and
privileges. Each full and
fractional share, when issued and
outstanding, has: (1) equal voting
rights with respect to matters
which affect the Fund, and (2)
equal dividend, distribution and
redemption rights to the assets of
the Fund. Shares when issued are
fully paid and non-assessable. The
Funds may create other series of
stock but will not issue any
senior securities. Shareholders do
not have pre-emptive or conversion
rights.

Non-cumulative voting - The Funds'
shares have non-cumulative voting
rights, which means that the
holders of more than 50% of the
shares voting for the election of
directors can elect 100% of the
directors, if they choose to do
so, and in such event, the holders
of the remaining less than 50% of
the shares voting will not be able
to elect any directors.

The Funds may not, at their
discretion, hold annual meetings
of shareholders for the following
purposes unless required to do so:
(1) election of directors; (2)
approval of continuance of any
investment advisory agreement; (3)
ratification of the selection of
independent auditors; and (4)
approval of a distribution plan.
As a result, the Funds do not
intend to hold annual meetings.

The Funds will not hold annual
meetings except as required by the
Investment Company Act of 1940 and
other applicable laws.  A special
meeting of stockholders of the
Funds must be held if the Fund
receives the written request for a
meeting from the stockholders
entitled to cast at least 25% of
all the votes entitled to be cast
at the meeting.  The Funds have
undertaken that their Directors
will call a meeting of
stockholders if such a meeting is
requested in writing by the
holders of not less than 10% of
the outstanding shares of each
Fund.  To the extent required by
the undertaking, the Funds will
assist shareholder communications
in such matters.

The Funds may use the name
"Babson" in their names so long as
Jones & Babson, Inc. continues as
manager and David L. Babson & Co.
Inc. as its investment adviser.
Complete details with respect to
the use of the name are set out in
the Management Agreement between
the Funds and Jones & Babson, Inc.

	Shadow Stock Fund has an
exclusive and perpetual license to
use the name "Shadow Stock" in its
name so long as Analytic Systems,
Inc. or an affiliate thereof or of
James B. Cloonan, acts as its
Investment Adviser.  Complete
details with respect to the use of
the name are set out in the
Management Agreement between the
Fund and Jones & Babson, Inc.

CUSTODIAN

Except for the Babson-Stewart
Ivory International Fund, Inc.,
the Funds' assets are held for
safekeeping by an independent
custodian, UMB Bank, n.a.  This
means the bank, rather than the
Funds, has possession of the
Funds' cash and securities.  The
custodian bank is not responsible
for the Funds' investment
management or administration.
But, as directed by the Funds'
officers, it delivers cash to
those who have sold securities to
the Funds in return for such
securities, and to those who have
purchased portfolio securities
from the Funds, it delivers such
securities in return for their
cash purchase price.  It also
collects income directly from
issuers of securities owned by the
Funds and holds this for payment
to shareholders after deduction of
the Funds' expenses.  The
custodian is compensated for its
services by the manager.  There is
no separate charge to the Funds.

  The Babson-Stewart Ivory
International Fund's assets are
held for safekeeping by an
independent custodian, State
Street Bank and Trust Company of
Boston, Massachusetts and foreign
subcustodians as discussed below.
This means State Street Bank and
Trust Company, rather than the
Fund, has possession of the Fund's
cash and securities.  State Street
Bank and Trust Company is not
responsible for the Fund's
investment management or
administration.  But, as directed
by the Fund's officers, it
delivers cash to those who have
sold securities to the Fund in
return for such securities, and to
those who have purchased portfolio
securities from the Fund, it
delivers such securities in return
for their cash purchase price.  It
also collects income directly from
issuers of securities owned by the
Fund and holds this for payment to
shareholders after deduction of
the Fund's expenses.  The
custodian is compensated for its
services by the Fund.

Pursuant to rules adopted under
the 1940 Act, the Fund may
maintain its foreign securities
and cash in the custody of certain
eligible foreign banks and
securities depositories.
Selection of these foreign
custodial institutions is made by
the Board of Directors following a
consideration of a number of
factors, including (but not
limited to) the eligibility and
financial stability of the
institution; the ability of the
institution to perform capably
custodial services for the fund;
the reputation of the institution
in its national market; the
political and economic stability
of the country in which the
institution is located; and
further risks of potential
nationalization or expropriation
of Fund assets.

TRANSFER AGENT

Jones & Babson, Inc. also serves
as transfer agent to the Funds.

INDEPENDENT AUDITORS

The Funds' financial statements
are audited annually by
independent auditors approved by
the directors each year, and in
years in which an annual meeting
is held the directors may submit
their selection of independent
auditors to the shareholders for
ratification.  Ernst & Young LLP,
One Kansas City Place, 1200 Main
Street, Suite 2000, Kansas City,
Missouri 64105, serves as the
Funds' present independent
auditor.



OTHER JONES & BABSON FUNDS

Jones & Babson also sponsors and
manages the Buffalo Group of
Mutual Funds.  They are:

BUFFALO BALANCED FUND, INC. was
organized in 1994, with the
objective of long-term capital
growth and high current income
through investing in common
stocks and secondarily by
investing in convertible bonds,
preferred stocks and convertible
preferred stocks.

BUFFALO EQUITY FUND, INC. was
organized in 1994, with the
objective of long-term capital
appreciation to be achieved
primarily by investment in
common stocks. Realization of
dividend income is a secondary
consideration.

BUFFALO HIGH YIELD FUND, INC.
was organized in 1994, with the
objective of a high level of
current income and secondarily,
capital growth by investing
primarily in high-yielding fixed
income securities.

BUFFALO USA GLOBAL FUND, INC.
was organized in 1994, with the
objective of capital growth by
investing in common stocks of
companies based in the United
States that receive greater than
40% of their revenues or pre-tax
income from international
operations.

BUFFALO SMALL CAP FUND, INC. was
organized in 1998, with the
objective of long-term capital
growth by investment in equity
securities of small companies.

A prospectus for any of the
Funds may be obtained from Jones &
Babson, Inc., BMA Tower, 700
Karnes Blvd., Kansas City, MO
64108-3306.

Jones & Babson, Inc. also
sponsors nine mutual funds which
especially seek to provide
services to customers of affiliate
banks of UMB Financial
Corporation.  They are: UMB Scout
Stock Fund, Inc., UMB Scout Bond
Fund, Inc., UMB Scout Money Market
Fund, Inc., UMB Scout Tax-Free
Money Market Fund, Inc., UMB Scout
Regional Fund, Inc., UMB Scout
WorldWide Fund, Inc., UMB Scout
Balanced Fund, Inc., UMB Scout
Capital Preservation Fund, Inc.
and UMB Scout Kansas Tax-Exempt
Bond Fund, Inc.

Jones & Babson, Inc., also
sponsors the AFBA Five Star Fund,
Inc.

DESCRIPTION OF STOCK RATINGS

Standard & Poor's Earnings and
Dividend Rankings for Common
Stocks (S&P) - Growth and
stability of earnings and
dividends are deemed key elements
in establishing Standard & Poor's
earnings and dividend rankings for
common stocks.  Basic scores are
computed for earnings and
dividends, then adjusted by a set
of predetermined modifiers for
growth, stability within long-term
trend, and cyclically.  Adjusted
scores for earnings and dividends
are then combined to yield a final
score.  The final score is
measured against a scoring matrix
determined by an analysis of the
scores of a large and
representative sample of stocks.
The rankings are:

A+		Highest
A		High
A-		Above Average
B+		Average
B		Below Average
B-		Lower
C		Lowest
D		In Reorganization

Value Line Ratings of Financial
Strength - The financial strength
of each of the companies reviewed
by Value Line is rated relative to
all the others.  The ratings are:

A++	The very highest relative
        financial strength.
A+	Excellent financial position
        relative to other companies.
A	High grade relative finan-
        cial strength.
B++	Superior financial health on
        a relative basis.
B+	Very good relative financial
        structure.
B	Good overall relative
        financial structure.
C++	Satisfactory finances
        relative to other companies.
C+	Below-average relative
        financial position.
C	Poorest financial strength
        relative to other major
        companies.

The ratings are based upon
computer analysis of a number of
key variables that determine:  (a)
financial leverage, (b) business
risk and (c) company size plus the
judgment of their analysts and
senior editors regarding factors
that cannot be quantified across-
the-board for all stocks.  The
primary variables that are indexed
and studied include equity
coverage of debt, equity coverage
of intangibles, "quick ratio"
accounting methods, variability of
return, quality of fixed charge
coverage, stock price stability
and company size.



MUNICIPAL SECURITIES DESCRIBED
 AND RATINGS

In evaluating investment
suitability, each investor must
relate the characteristics of a
particular investment under
consideration to personal
financial circumstances and goals.

Municipal securities include bonds
and other debt obligations issued
by or on behalf of states,
territories and possessions of the
United States of America and the
District of Columbia including
their political subdivisions or
their duly constituted
authorities, agencies and
instrumentalities, the interest on
which is exempt from federal
income tax.

Municipal securities are issued to
obtain funds for various public
purposes, including the
construction of a wide range of
public facilities, such as
airports, bridges, highways,
housing, hospitals, mass
transportation, schools, streets,
waterworks and sewer systems.
Municipal securities also may be
issued in connection with the
refunding of outstanding
obligations and obtaining funds to
lend to other public institutions
and facilities or for general
operating expenses.

The two principal classifications
of municipal bonds are "general
obligation" and "revenue".
General obligation bonds are
secured by the issuer's pledge of
its full faith, credit and taxing
power for the payment of principal
and interest.  Revenue bonds are
payable only from the revenues
derived from a particular facility
or class of facilities, or in some
cases, from the proceeds of a
special excise tax or other
specific revenue source.

The Fund may invest in industrial
development bonds, the interest
from which is exempt from federal
income tax.  Under certain
circumstances, "substantial users"
of the facilities financed with
such obligations, or persons
related to "substantial users" of
the facilities financed with such
obligations, or persons related to
"substantial users," may be
required to pay federal income tax
on this otherwise exempted
interest.  Such persons should
consult the Internal Revenue Code
and their financial adviser to
determine whether or not the Fund
is an appropriate investment for
them.

There are a variety of hybrid and
special types of municipal
obligations, as well as numerous
differences in the security of
municipal bonds, both within and
between the two principal
classifications of general
obligation and revenue.

Municipal notes include tax,
revenue and bond anticipation
notes of short maturity, generally
less than three years, which are
issued to obtain temporary funds
for various public purposes.  Also
included in this category are
Construction Loan Notes, Short-
Term Discount Notes and Project
Notes issued by a state or local
housing agency but secured by the
full faith and credit of the
United States.

Yields on municipal securities
depend on a variety of factors,
such as the size of a particular
offering, the maturity and the
rating of the obligation, economic
and monetary conditions, and
conditions of the municipal
securities market, including the
volume of municipal securities
available.  Market values of
municipal securities will vary
according to the relation of their
yields available.  Consequently,
the net asset value of the Fund
and its shares can be expected to
change as the level of interest
rates fluctuates.

Municipal obligations, like all
other debt obligations, carry a
risk of default.  Through careful
selection and supervision, and
concentration in the higher-
quality investment grade issues,
management intends to reduce this
risk.

Prices of outstanding municipal
securities will fluctuate with
changes in the interest rates on
new issues.  Thus, the price of
the Fund's shares will tend to
increase as the rates on new
issues decline, and decrease
whenever the current rate is
rising.  Management will seek to
minimize such share price
fluctuation to the extent this can
be achieved without detracting
from the Fund's primary objective
of the highest quality and
maturity characteristics of the
Portfolio.

Municipal securities are not
traded as actively as other
securities.  Even though municipal
securities will be redeemed at
face value upon maturity, from
time to time, when there has been
no active trading in a particular
Portfolio holding, its interim
pricing for the purpose of the
daily valuation of the Fund shares
may have to be based on other
sources of information and methods
deemed fair and reasonable by the
Board of Directors.  One principal
method which is commonly used by
Funds and other investors who own
municipal securities is called
matrix pricing.

From time to time, proposals have
been introduced in Congress to
restrict or eliminate the federal
income tax exemption for interest
on municipal securities.  Similar
proposals may be introduced in the
future.  If such a proposal was
enacted, the availability of
municipal securities for
investment by the Fund would be
adversely affected.  In such
event, the Fund would reevaluate
its investment objective and
policies and submit possible
changes in the structure of the
Fund for the consideration of the
shareholders.

RATINGS OF MUNICIPAL AND TAXABLE
SECURITIES

The ratings of bonds by Moody's
and Standard and Poor's
Corporation represent their
opinions of quality of the
municipal bonds they undertake to
rate.  These ratings are general
and are not absolute standards.
Consequently, municipal bonds with
the same maturity, coupon and
rating may have different yields,
while municipal bonds of the same
maturity and coupon with different
ratings may have the same yield.

Both Moody's and S&P's Municipal
Bond Ratings cover obligations of
states and political subdivisions.
Ratings are assigned to general
obligation and revenue bonds.
General obligation bonds are
usually secured by all resources
available to the municipality and
the factors outlined in the rating
definitions below are weighted in
determining the rating.  Because
revenue bonds in general are
payable form specifically pledged
revenues, the essential element in
the security for a revenue bond is
the quantity and quality of the
pledged revenues available to pay
debt service.



S&P'S BOND RATINGS

AAA Prime - These are obligations
of the highest quality. They have
the strongest capacity for timely
payment of debt service.

General Obligation Bonds - In a
period of economic stress, the
issuers will suffer the smallest
declines in income and will be
susceptible to autonomous
decline.  Debt burden is
moderate.  A strong revenue
structure appears more than
adequate to meet future
expenditure requirements.
Quality of management appears
superior.

Revenue Bonds - Debt service
coverage has been, and is
expected to remain, substantial.
Stability of the pledged
revenues is also exceptionally
strong, due to the competitive
position of the municipal
enterprise or to the nature of
the revenues.  Basic security
provisions (including rate
covenant, earnings test for
issuance of additional bonds,
debt service, reserve
requirements) are rigorous.
There is evidence of superior
management.

AA - High Grade - The investment
characteristics of general
obligation and revenue bonds in
this group are only slightly less
marked than those of the prime
quality issues.  Bonds rated "AA"
have the second strongest capacity
for payment of debt service.

A - Good Grade - Principal and
interest payments on bonds in this
category are regarded as safe.
This rating describes the third
strongest capacity for payment of
debt service.  It differs from the
two higher ratings because:

General Obligation Bonds -
There is some weakness, either
in the local economic base, in
debt burden, in the balance
between revenues and
expenditures, or in quality of
management.  Under certain
adverse circumstances, any one
such weakness might impair the
ability of the issuer to meet
debt obligations at some future
date.

Revenue Bonds - Debt service
coverage is good, but not
exceptional.  Stability of the
pledged revenues could show some
variations because of increased
competition or economic
influences on revenues.  Basic
security provisions, while
satisfactory, are less
stringent.  Management
performance appears adequate.

BBB Adequate Grade - These are
obligations regarded as having
adequate capacity to pay
interest and repay principal.
Whereas it normally exhibits
adequate protection parameters,
adverse economic conditions or
changing circumstances are more
likely to lead to a weakened
capacity to pay interest and
repay principal for debt in this
category than in higher rated
categories.



MOODY'S RATINGS OF
BONDS

Aaa - Bonds which are rated Aaa
are judged to be the best quality.
These securities carry the
smallest degree of investment risk
and are generally referred to as
"gilt-edge."  Interest payments
are protected by a large, or by an
exceptionally stable margin, and
principal is secure.  While the
various protective elements are
likely to change, such changes as
can be visualized are most
unlikely to impair the
fundamentally strong position of
such issues.

Aa - Bonds which are rated Aa are
judged to be of high quality by
all standards.  They are rated
lower than the best bonds because
margins of protection may not be
as large as in Aaa securities,
fluctuation of protective elements
may be of greater amplitude, or
there may be other elements
present which make the long-term
risks appear somewhat greater.

A - Bonds which are rated A
possess many favorable investment
attributes and are to be
considered as upper medium grade
obligations.  Factors giving
security to principal and interest
are considered adequate, but
elements may be present which
suggest a susceptibility to
impairment sometime in the future.

Baa Adequate Grade - These are
obligations regarded as having
adequate capacity to pay interest
and repay principal.  Whereas it
normally exhibits adequate
protection parameters, adverse
economic conditions or changing
circumstances are more likely to
lead to a weakened capacity to pay
interest and repay principal for
debt in this category than in
higher rated categories.


MOODY'S RATINGS
OF MUNICIPAL NOTES

MIG 1:  The best quality, enjoying
strong protection from established
cash flow of funds for their
servicing or from established and
broad based access to the market
for refinancing, or both.

MIG 2:  High quality with margins
of protection ample, although not
so large as in the preceding
group,

MIG 3:  Favorable quality, with
all security elements accounted
for, but lacking the undeniable
strength of the preceding grades.
Market access for refinancing, in
particular, is likely to be less
well established.



DESCRIPTION OF COMMERCIAL
PAPER RATINGS

Moody's . . . Moody's commercial
paper rating is an opinion of the
ability of an issuer to repay
punctually promissory obligations
not having an original maturity in
excess of nine months.  Moody's
has one rating - prime.  Every
such prime rating means Moody's
believes that the commercial paper
note will be redeemed as agreed.
Within this single rating category
are the following classifications:

Prime - 1	Highest
                Quality
Prime - 2	Higher
                Quality
Prime - 3	High
                Quality

The criteria used by Moody's for
rating a commercial paper issuer
under this graded system include,
but are not limited to the
following factors:

(1)	evaluation of the management
        of the issuer;

(2)	economic evaluation of the
        issuer's industry or
        industries and an appraisal
        of speculative type risks
        which may be inherent in
        certain areas;

(3)	evaluation of the issuer's
        products in relation to
        competition and customer
        acceptance;

(4)	liquidity;

(5)	amount and quality of long-
        term debt;

(6)	trend of earnings over a
        period of ten years;

(7)	financial strength of a
        parent company and relation-
        ships which exist with the
        issuer; and

(8)	recognition by the
        management of obligations
        which may be present or may
        arise as a result of public
        interest questions and
        preparations to meet such
        obligations.

S&P . . . Standard & Poor's
commercial paper rating is a
current assessment of the
likelihood of timely repayment of
debt having an original maturity
of no more than 270 days.  Ratings
are graded into four categories,
ranging from "A" for the highest
quality obligations to "D" for the
lowest.  The four categories are
as follows:

"A"  	Issues assigned this
highest rating are regarded
as having the greatest
capacity for timely payment.
Issues in this category are
further refined with the
designations 1, 2, and 3 to
indicate the relative degree
of safety.

"A-1"	This designation
indicates that the degree of
safety regarding timely
payment is very strong.

"A-2"	Capacity for timely
payment on issues with this
designation is strong.
However, the relative degree
of safety is not as
overwhelming.

"A-3"	Issues carrying this
designation have a
satisfactory capacity for
timely payment.  They are,
however, somewhat more
vulnerable to the adverse
effects of changes in
circumstances than
obligations carrying the
higher designations.

"B"	Issues rated "B" are
regarded as having only an
adequate capacity for timely
payment. Furthermore, such
capacity may be damaged by
changing conditions or
short-term adversities.

"C"  	This rating is
assigned to short-term debt
obligations with a doubtful
capacity for payment.

"D" 	This rating indicates that
the issuer is either in
default or is expected to be
in default upon maturity.

FINANCIAL STATEMENTS

The audited financial statements
of the Funds which are contained
in the June 30, 1999, Annual
Report to Shareholders are
incorporated herein by reference.

BABSON FUND GROUP
PART C
OTHER INFORMATION

ITEM 23.  EXHIBITS:

                       (a)  Articles of Incorporation

                            (1)  David L. Babson Growth Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      August 17, 1978
                                      and filed herewith as
                                      Exhibit EX99.23(a)(1)(A).

                                 (B)  Articles of Amendment and
                                      Restatement of the Registrant
                                      as filed in Maryland on
                                      October 3, 1978
                                      and filed herewith as
                                      Exhibit EX99.23(a)(1)(B).

                                 (C)  Articles of Merger of the Registrant
                                      as filed in Maryland on
                                      October 31, 1978
                                      and filed herewith as
                                      Exhibit EX99.23(a)(1)(C).

                                 (D)  Articles of Amendment of the Registrant
                                      as filed in Maryland on
                                      October 3, 1983
                                      and filed herewith as
                                      Exhibit EX99.23(a)(1)(D).

                            (2)  D. L. Babson Money Market Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      October 19, 1979
                                      and filed herewith as
                                      Exhibit EX99.23(a)(2)(A).

                                 (B)  Articles of Amendment of the
                                      Registrant as filed in Maryland on
                                      April 15, 1982
                                      and filed herewith as
                                      Exhibit EX99.23(a)(2)(B).

                                 (C)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      April 22, 1982
                                      and filed herewith as
                                      Exhibit EX99.23(a)(2)(C).

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      August 22, 1979
                                      and filed herewith as
                                      Exhibit EX99.23(a)(3)(A).

                                 (B)  Articles of Amendment of the
                                      Registrant as filed in Maryland on
                                      November 30, 1979
                                      and filed herewith as
                                      Exhibit EX99.23(a)(3)(B).

                                 (C)  Articles of Amendment of the
                                      Registrant as filed in Maryland on
                                      January 2, 1981
                                      and filed herewith as
                                      Exhibit EX99.23(a)(3)(C).

                            (4)  Babson-Stewart Ivory International Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      October 2, 1987
                                      and filed herewith as
                                      Exhibit EX99.23(a)(4)(A).

                                 (B)  Articles of Amendment of the
                                      Registrant as filed in Maryland on
                                      December 10, 1987
                                      and filed herewith as
                                      Exhibit EX99.23(a)(4)(B).

                            (5)  Shadow Stock Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      June 3, 1987
                                      and filed herewith as
                                      Exhibit EX99.23(a)(5)(A).

                            (6)  Babson Enterprise Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      July 5, 1983.  Previously filed with
                                      Post-Effective Amendment No. 19 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (B)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      October 14, 1983.  Previously filed with
                                      Post-Effective Amendment No. 19 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (C)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      April 24, 1991.  Previosly filed with
                                      Post-Effective Amendment No. 19 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.

                                 (1)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      January 30, 1991.  Previously filed with
                                      Post-Effective Amendment No. 10 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (2)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      April 18, 1991.  Previously filed with
                                      Post-Effective Amendment No. 10 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      July 24, 1984.  Previously filed with
                                      Post-Effective Amendment No. 17 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (B)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      September 25, 1984. Previously filed with
                                      Post-Effective Amendment No. 17 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (C)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      February 9, 1996.  Previously filed with
                                      Post-Effective Amendment No. 17 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (D)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      October 30, 1996.  Previously filed with
                                      Post-Effective Amendment No. 17 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 (A)  Amended and Restated Agreement
                                      and Declaration of Trust of the
                                      Registrant dated March 31, 1988.
                                      Previously filed with
                                      Post-Effective Amendment No. 99 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (B)  Provisions of Supplementary Agreement
                                      and Declaration of Trust of the
                                      Registrant dated March 31, 1988.
                                      Previously filed with
                                      Post-Effective Amendment No. 99 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                       (b)  By-laws

                            (1)  David L. Babson Growth Fund, Inc.
                                 By-laws for the Registrant
                                 filed herewith as
                                 Exhibit EX99.23(b)(1).

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 By-laws for the Registrant
                                 filed herewith as
                                 Exhibit EX99.23(b)(2).

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 By-laws for the Registrant
                                 filed herewith as
                                 Exhibit EX99.23(b)(3).

                            (4) Babson-Stewart Ivory International Fund, Inc. By-laws for the Registrant filed herewith as
                                 Exhibit EX99.23(b)(4).

                            (5)  Shadow Stock Fund, Inc.
                                 By-laws for the Registrant
                                 filed herewith as
                                 Exhibit EX99.23(b)(5).

                            (6)  Babson Enterprise Fund, Inc.
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (c)  Instrument Defining Rights of Security Holders

                            Not Applicable

                       (d)  Investment Advisory Contracts

                            (1)  David L. Babson Growth Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(1)(A).

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995,
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(1)(B).

                            (2)  D. L. Babson Money Market Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(2)(A).

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995,
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(2)(B).

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(3)(A).

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995,
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(3)(B).

                            (4)  Babson-Stewart Ivory International Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(4)(A).

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      Babson-Stewart Ivory International
                                      dated June 30, 1995,
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(4)(B).

                            (5)  Shadow Stock Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(5)(A).

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995,
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(5)(B).

                                 (C)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      Anaylitc Systems, Inc.
                                      dated June 30, 1995,
                                      is filed herewith as
                                      Exhibit No. EX99.23(d)(5)(C).


                            (6)  Babson Enterprise Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995
                                      previously filed with Post-Effective
                                      Amendment No. 19 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995,
                                      previously filed with Post-Effective
                                      Amendment No. 19 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995
                                      previously filed with Post-Effective
                                      Amendment No. 10 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995,
                                      previously filed with Post-Effective
                                      Amendment No. 10 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995
                                      previously filed with Post-Effective
                                      Amendment No. 17 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995,
                                      previously filed with Post-Effective
                                      Amendment No. 17 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995
                                      previously filed with Post-Effective
                                      Amendment No. 99 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995,
                                      previously filed with Post-Effective
                                      Amendment No. 99 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                       (e)  Underwriting Contracts between:

                            (1)  David L. Babson Growth Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995
                                 is filed herewith as
                                 Exhibit No. EX99.23(e)(1).

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995
                                 is filed herewith as
                                 Exhibit No. EX99.23(e)(2).

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995
                                 is filed herewith as
                                 Exhibit No. EX99.23(e)(3).

                            (4) Babson-Stewart Ivory International Fund, Inc. and Jones & Babson, Inc. dated
                                 September 30, 1995
                                 is filed herewith as
                                 Exhibit No. EX99.23(e)(4).

                            (5)  Shadow Stock Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995
                                 is filed herewith as
                                 Exhibit No. EX99.23(e)(5).

                            (6)  Babson Enterprise Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995
                                 previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995
                                 previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995
                                 previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (f)  Bonus or Profit Sharing Contracts

                            Not Applicable.

                       (g)  Custodian Agreement between:

                            Registrants and
                            UMB Bank, N.A. dated
                            May 5, 1997
                            is filed herewith as
                            Exhibit No. EX99.23(g).

                       (h)  Other Material Contracts:

                            (1)  Transfer Agency Agreement between
                                 David L. Babson Growth Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994
                                 is filed herewith as
                                 Exhibit No. EX99.23(h)(1).

                            (2)  Transfer Agency Agreement between
                                 D. L. Babson Money Market Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994
                                 is filed herewith as
                                 Exhibit No. EX99.23(h)(2).

                            (3)  Transfer Agency Agreement between
                                 D. L. Babson Tax-Free Income Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994
                                 is filed herewith as
                                 Exhibit No. EX99.23(h)(3).

                            (4)  Transfer Agency Agreement between
                                 Babson-Stewart Ivory International Fund, Inc. and Jones & Babson, Inc. dated
                                 October 31, 1994
                                 is filed herewith as
                                 Exhibit No. EX99.23(h)(4).

                            (5)  Transfer Agency Agreement between
                                 Shadow Stock Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994
                                 is filed herewith as
                                 Exhibit No. EX99.23(h)(5).

                            (6)  Transfer Agency Agreement between
                                 Babson Enterprise Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Transfer Agency Agreement between
                                 Babson Enterprise II Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994
                                 previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Transfer Agency Agreement between
                                 Babson Value Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994
                                 previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  Transfer Agency Agreement between
                                 D. L. Babson Bond Trust
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994
                                 previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (i) Opinion and Consent of Counsel as to the Legality of the Securities Issued for:

                            (1)  David L. Babson Growth Fund, Inc.
                                 is filed herewith as
                                 Exhibit No. EX99.23(i)(1).

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 is filed herewith as
                                 Exhibit No. EX99.23(i)(2).

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 is filed herewith as
                                 Exhibit No. EX99.23(i)(3).

                            (4) Babson-Stewart Ivory International Fund, Inc. is filed herewith as
                                 Exhibit No. EX99.23(i)(4).

                            (5)  Shadow Stock Fund, Inc.
                                 is filed herewith as
                                 Exhibit No. EX99.23(i)(5).

                            (6)  Babson Enterprise Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (j)  Other Opinions

                            (1)  Consent of Independent Auditors for:

                                 (A)  David L. Babson Growth Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(A).

                                 (B)  D. L. Babson Money Market Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(B).

                                 (C)  D. L. Babson Tax-Free Income Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(C).

                                 (D)  Babson-Stewart Ivory International
                                      Fund, Inc. is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(D).

                                 (E)  Shadow Stock Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(E).

                                 (F)  Babson Enterprise Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(F).

                                 (G)  Babson Enterprise II Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(G).

                                 (H)  Babson Value Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(H).

                                 (I)  D. L. Babson Bond Trust
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(I).

                            (2)  Power of Attorney for:

                                 (A)  David L. Babson Growth Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(A).

                                 (B)  D. L. Babson Money Market Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(B).

                                 (C)  D. L. Babson Tax-Free Income Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(C).

                                 (D)  Babson-Stewart Ivory International
                                      Fund, Inc. is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(D).

                                 (E)  Shadow Stock Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(E).

                                 (F)  Babson Enterprise Fund, Inc.
                                      previously filed with Post-Effective
                                      Amendment No. 19 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (G)  Babson Enterprise II Fund, Inc.
                                      previously filed with Post-Effective
                                      Amendment No. 10 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (H)  Babson Value Fund, Inc.
                                      previously filed with Post-Effective
                                      Amendment No. 19 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (I)  D. L. Babson Bond Trust
                                      previously filed with Post-Effective
                                      Amendment No. 99 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                       (k)  Omitted Financial Statments

                            Not Applicable.

                       (l)  Initial Capital Agreements

                            Not Applicable.

                       (m)  Rule 12b-1 Plan

                            Not Applicable.

                       (n)  Rule 18f-3 Plan

                            Not Applicable.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:
None.


ITEM 25.  INDEMNIFICATION:

     Under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

    (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

    (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

     No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     The principal business of Jones & Babson, Inc. is the management of the Babson and Buffalo families of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of David L.
Babson & Co., Inc. is to provide investment counsel and advice to a wide variety of clients.


ITEM 27.  PRINCIPAL UNDERWRITER:

          (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for:

                                David L. Babson Growth Fund, Inc.
                                D.L. Babson Money Market Fund, Inc.
                                D.L. Babson Tax-Free Income Fund, Inc.
                                Shadow Stock Fund, Inc.
                                Babson-Stewart Ivory International Fund, Inc. Babson Enterprise Fund, Inc.
                                Babson Enterprise Fund II, Inc.
                                Babson Value Fund, Inc.
                                D.L. Babson Bond Trust

                                UMB Scout Stock Fund, Inc.
                                UMB Scout Bond Fund, Inc.
                                UMB Scout Money Market Fund, Inc.
                                UMB Scout Tax-Free Money Market Fund, Inc.
                                UMB Scout Balanced Fund, Inc.
                                UMB Scout Regional Fund, Inc.
                                UMB Scout WorldWide Fund, Inc.
                                UMB Scout Capital Preservation Fund, Inc.
                                UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

                                Buffalo Balanced Fund, Inc.
                                Buffalo Equity Fund, Inc.
                                Buffalo High Yield Fund, Inc.
                                Buffalo Small Cap Fund, Inc.
                                Buffalo USA Global Fund, Inc.

                                and AFBA Five Star Fund, Inc.

          (b) The tables below set forth certain information as to the Underwriter's Directors, Officers, Partners and Control Persons:

Name and Business       Positions and Offices   Positions and Offices
Address                 with Underwriter        with the Registrant

Stephen S. Soden        Chairman and Director   None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306

Larry D. Armel          President and Director  President and Director
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


Giorgio Balzer          Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


Robert T. Rakich        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


Edward S. Ritter        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


Robert N. Sawyer        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


Vernon W. Voorhees      Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


P. Bradley Adams        Vice President and      Vice Presdient and
BMA Tower               Treasurer               Treasurer
700 Karnes Blvd.
Kansas City, MO  64108-3306


Martin A. Cramer        Vice Presdient and      Vice President and
BMA Tower               Secretary               Secretary
700 Karnes Blvd.
Kansas City, MO  64108-3306


Constance E. Martin     Asst. Vice President    Asst. Vice President
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306


          (c)  Not applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

      Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


ITEM 29.  MANAGEMENT SERVICES:

     There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.  UNDERTAKINGS

     Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment
Company Act of 1940, as amended.

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

	DAVID L. BABSON GROWTH FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director

/s/ F. C. Rood             Director                           August 26, 1999
F. C. Rood*

/s/ William H. Russell     Director                           August 26, 1999
William H. Russell*

/s/ H. David Rybolt        Director                           August 26, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal            August 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        BABSON ENTERPRISE FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director

/s/ F. C. Rood             Director                           August 26, 1999
F. C. Rood*

/s/ William H. Russell     Director                           August 26, 1999
William H. Russell*

/s/ H. David Rybolt        Director                           August 26, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal            August 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

	BABSON ENTERPRISE FUND II, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director

/s/ F. C. Rood             Director                           August 26, 1999
F. C. Rood*

/s/ William H. Russell     Director                           August 26, 1999
William H. Russell*

/s/ H. David Rybolt        Director                           August 26, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal            August 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

	BABSON VALUE FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director

/s/ F. C. Rood             Director                           August 26, 1999
F. C. Rood*

/s/ William H. Russell     Director                           August 26, 1999
William H. Russell*

/s/ H. David Rybolt        Director                           August 26, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal            August 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

	SHADOW STOCK FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director

/s/ F. C. Rood             Director                           August 26, 1999
F. C. Rood*

/s/ William H. Russell     Director                           August 26, 1999
William H. Russell*

/s/ H. David Rybolt        Director                           August 26, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal            August 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

	BABSON-STEWART IVORY INTERNATIONAL FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director

/s/ James T. Jensen        Director                           August 26, 1999
James T. Jenses

/s/ Richard J. Phelps      Director                           August 26, 1999
Richard J. Phelps

/s/ F. C. Rood             Director                           August 26, 1999
F. C. Rood*

/s/ William H. Russell     Director                           August 26, 1999
William H. Russell*

/s/ P. Bradley Adams       Treasurer and Principal            August 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

	D. L. BABSON MONEY MARKET FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director

/s/ F. C. Rood             Director                           August 26, 1999
F. C. Rood*

/s/ William H. Russell     Director                           August 26, 1999
William H. Russell*

/s/ H. David Rybolt        Director                           August 26, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal            August 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

	D. L. BABSON TAX-FREE INCOME FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director

/s/ F. C. Rood             Director                           August 26, 1999
F. C. Rood*

/s/ William H. Russell     Director                           August 26, 1999
William H. Russell*

/s/ H. David Rybolt        Director                           August 26, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal            August 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

	D. L. BABSON BOND TRUST

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Trustee

        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Trustee

/s/ F. C. Rood             Trustee                           August 26, 1999
F. C. Rood*

/s/ William H. Russell     Trustee                           August 26, 1999
William H. Russell*

/s/ H. David Rybolt        Trustee                           August 26, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal            August 26, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)